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UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21632
Kiewit Investment Fund LLLP

(Exact name of registrant as specified in charter)

73 Tremont Street, Boston	MA 02108

(Address of principal executive offices)	(Zip code)
Robert L. Giles, Jr., 73 Tremont Street, Boston, MA 02108

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-443-4306
Date of fiscal year end: March 31
Date of reporting period: August 24, 2005 (commencement of operations) through September 30, 2005
     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Reports to Stockholders
Kiewit Investment Fund LLLP Performance Information (Unaudited)
Kiewit Investment Fund LLLP Summary Schedule of Investments
Kiewit Investment Fund LLLP Statement of Assets and Liabilities
Kiewit Investment Fund LLLP† Statement of Operations
Kiewit Investment Fund LLLP Statement of Changes in Net Assets
Kiewit Investment Fund LLLP Financial Highlights
Kiewit Investment Fund LLLP Notes to Financial Statements
Item 2. Code of Ethics
Item 3. Audit Committee Financial Expert
Item 4. Principal Accountant Fees and Services
Item 5. Audit Committee of Listed Registrants
Item 6. Schedule of Investments
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Item 10. Submission of Matters to a Vote of Security Holders
Item 11. Controls and Procedures
Item 12. Exhibits
SIGNATURES
Certification of Principal Executive Officer and Principal Officer
Certification of Principal Executive Officer and Principal Officer

Item 1. Reports to Stockholders.
Kiewit Investment Fund LLLP
Semi-Annual Report
September 30, 2005
Investment Adviser
Offit Hall Capital Management LLC
www.kiewitinvestmentfund.com
1

Letter to Unitholders
September 30, 2005
Dear Unitholder:
Welcome to the Kiewit Investment Fund LLLP! We are pleased to report that on August 24th, 2005 the Fund began operations with over $145 million in assets from more than 630 investors!
Performance
In future letters we will provide more detail on the factors affecting performance of the Fund. As you know, the Fund is intended to be a long-term investment vehicle. Over a long time horizon, the Fund’s goal is to outperform a benchmark comprised of 60% of the Russell 3000 Index and 40% of the Lehman Aggregate (the “balanced benchmark”). The Russell 3000 tracks the performance of the 3000 largest U.S. companies based on market capitalization and the Lehman Aggregate is a widely used bond (or fixed income) benchmark. One cannot invest directly in an index.
Due to the investment goals and strategies of the Fund it is likely that the Fund’s performance, especially over short timeframes, will deviate, possibly dramatically, from the balanced benchmark. As shown below, as of the fiscal quarter end, the Fund was invested in three asset classes: fixed income (comprising bonds and cash), international stocks (equities) and U.S. stocks (comprised of both passive and active strategies). As a reminder, passive strategies are investment strategies designed to replicate the performance of a broad-based stock index— in the Fund’s case the Russell 3000— while active strategies deviate more dramatically from the indices, making individual selections of stocks based on the applicable managers’ evaluation of the company and market conditions. In the next fiscal period, the Fund will add investments in a fourth asset class— “Hedge Funds” or “Alternative Assets.” The goal of combining each of these asset classes into the portfolio for the Fund is to produce similar or better net returns than the balanced benchmark with comparable or less volatility.
In each of the next few semi-annual letters we will focus on one of these asset classes— describing its long-term role in the Fund’s portfolio, the managers we are using in this area, and the key drivers of performance.
Asset Allocation as of September 30, 2005.

#	Short-term investments include cash/cash equivalents and other assets less liabilities.

Investments
We are pleased to report that as of September 30, 2005 the Fund had allocated assets to three sub-advisers: Payden & Rygel (cash and fixed income), SSgA Funds Management (U.S. passive equities) and Pzena Investment Management (U.S. active equities).
Additionally, we have allocated a portion of the Fund’s assets to ValueAct Capital Partners II, LP (U.S. active equities) and two active international equity mutual funds: Oakmark International Fund and Longleaf International Equity Fund.
On September 30th the Fund still had a high cash balance. A large portion of this cash, approximately 30% of the Fund’s total assets, was invested with an international equity manager and six hedge fund managers on October 1st. The remaining cash represents a combination of cash held for liquidity (approximately 5%) and cash held pending investments (approximately 5%.)
Going forward you will receive a semi-annual and annual report from the Fund. We look forward to the opportunity to discuss the Fund again with you in our next report.
Sincerely,
Kathryn A. Hall
Offit Hall Capital Management LLC— Fund Adviser
Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
An investment in the Fund entails substantial risks; loss of principal is possible. These risks include but are not limited to general market risks, fund specific risks, investment and securities specific risks, special investment instrument and technique risks, special risks of hedge funds and other unregistered portfolio funds. Please see the prospectus for further details.

2

Kiewit Investment Fund LLLP

Performance Information (Unaudited) Total Return For the Period Ended September 30, 2005	0.92%†

Portfolio Summary
As of September 30, 2005

Payden & Rygel

Percentage
Top Five Short-Term Investments#	of Net Assets

Federal Agricultural Mortgage Corp. 3.18%, due 10/03/05 (a)	2.0%
Federal National Mortgage Association 3.62%, due 10/14/05 (a)	2.0
Federal Home Loan Mortgage Corp. 3.74%, due 11/22/05 (a)	2.0
Federal Farm Credit Bank 3.57%, due 10/14/05 (a)	1.9
Federal Home Loan Bank 3.61%-3.63%, due 10/19/05-12/09/05 (a)	1.4

Total	9.3%

Percentage
Top Five Fixed Income Investments	of Net Assets

U.S. Treasury Bill 3.67%, due 02/23/06 (a)	3.5%
Federal National Mortgage Association 5.50%, due 10/15/32 TBA	1.4
Federal National Mortgage Association 6.00%, due 10/15/35 TBA	1.0
Federal National Mortgage Association 5.00%, due 10/15/35 TBA	1.0
U.S. Treasury Note 3.75%, due 05/15/08	0.7

Total	7.6%
Pzena Investment Management, LLC

Percentage
Top Five Common Stocks††	of Net Assets

Citigroup, Inc.	0.2%
Fannie Mae	0.2
Morgan Stanley	0.2
Union Pacific Corp.	0.2
Johnson Controls, Inc.	0.2

Total	1.0%
SSgA Funds Management, Inc.

Percentage
Top Five Common Stocks††	of Net Assets

Exxon Mobil Corp.	0.9%
General Electric Co.	0.8
Microsoft Corp.	0.5
Citigroup, Inc.	0.5
Johnson & Johnson	0.4

Total	3.1%

†	Since Inception, August 24, 2005. Not annualized.
††	Excluding short-term investments.
#	Short-term investments include cash/cash equivalents and other assets less liabilities.
(a)	Zero coupon security — rate disclosed is yield as of September 30, 2005.
TBA — Security is subject to delayed delivery.

3

Kiewit Investment Fund LLLP

Summary Schedule of Investments as of September 30, 2005 (Unaudited)	(in U.S. dollars)

			Percentage
		Market	of Net
	Shares	Value	Assets

EQUITY INVESTMENTS Common Stocks (Active & Passive Domestic Equities) Consumer Discretionary
Johnson Controls, Inc.	5,450	$338,173	0.2%
Other**	220,073	6,272,879	4.3%

		6,611,052	4.5%

Consumer Staples
Altria Group, Inc.	6,800	501,228	0.4%
Procter & Gamble Co.	8,100	481,626	0.3%
Sara Lee Corp.	17,800	337,310	0.2%
Wal-Mart Stores, Inc.	8,200	359,324	0.2%
Other**	59,005	2,328,447	1.6%

		4,007,935	2.7%

Energy
Exxon Mobil Corp.	20,800	1,321,632	0.9%
Chevron Corp.	7,400	479,002	0.3%
Other**	47,200	2,524,129	1.7%

		4,324,763	2.9%

Financials
Citigroup, Inc.	25,325	1,120,930	0.8%
JPMorgan Chase & Co.	17,900	607,347	0.4%
Bank of America Corp.	13,100	551,510	0.4%
Morgan Stanley	9,275	500,294	0.3%
American International Group, Inc.	7,500	464,700	0.3%
Federal National Mortgage Association	10,150	454,923	0.3%
Federal Home Loan Mortgage Corp.	7,250	409,335	0.3%
Other**	191,304	7,880,316	5.4%

		11,989,355	8.2%

Health Care
Pfizer, Inc.	33,100	826,507	0.6%
Johnson & Johnson	9,700	613,816	0.4%
Bristol-Myers Squibb Co.	15,425	371,126	0.3%
Amgen, Inc.	4,100	326,647	0.2%
Other**	113,200	4,666,269	3.1%

		6,804,365	4.6%

Industrials
General Electric Co.	34,600	1,164,982	0.8%
Union Pacific Corp.	5,125	367,463	0.2%
Boeing Co. (The)	4,900	332,955	0.2%
Other**	84,100	3,384,729	2.3%

		5,250,129	3.5%

Information Technology
Microsoft Corp.	38,325	986,102	0.7%
Hewlett-Packard Co.	17,500	511,000	0.4%
Intel Corp.	20,200	497,930	0.3%
International Business Machines Corp.	5,300	425,166	0.3%
Cisco Systems, Inc.*	21,000	376,530	0.2%
Other**	237,960	4,939,097	3.4%

		7,735,825	5.3%

Materials
Other**	39,100	1,393,049	1.0%

Telecommunication Services
Other**	62,800	1,405,923	1.0%

Utilities
Other**	52,075	1,873,160	1.3%

Total Common Stocks (Active & Passive Domestic Equities) (Cost $50,372,666)		51,395,556	35.0%

The accompanying notes are an integral part of the financial statements.

4

Kiewit Investment Fund LLLP

Summary Schedule of Investments (continued) as of September 30, 2005 (Unaudited)	(in U.S. dollars)

			Percentage
		Market	of Net
	Shares	Value	Assets

Investment Companies (Active International Equities)
Longleaf Partners International Fund	388,292	$6,620,370	4.5%
Oakmark International Fund	276,713	6,508,301	4.4%
Other**	100	1,628	0.0%

Total Investment Companies (Active International Equities) (Cost $13,001,717)		13,130,299	8.9%

Partnership (Active Domestic Equity)
ValueAct Capital Partners L.P. (c) (Cost $7,300,000)	7,300,000	7,414,345	5.1%

TOTAL EQUITY INVESTMENTS (Cost $70,674,383)		71,940,200	49.0%

	Principal
	Amount

FIXED INCOME INVESTMENTS
Asset Backed Corporates
Other**	$300,000	299,109	0.2%

Collateralized Mortgage Obligations
GE Capital Commercial Mortgage Corp. Series 05-CI Class A2 4.353%, due 06/10/48	400,000	392,440	0.3%
Other**	150,000	150,000	0.1%

		542,440	0.4%

Corporate Bonds
Consumer Discretionary
Other**	210,000	229,819	0.2%

Consumer Staples
Other**	30,000	37,774	0.0%

Energy
Other**	50,000	54,961	0.0%

Financials
Other**	760,000	754,471	0.5%

Health Care
Other**	43,000	48,962	0.0%

Industrials
Other**	50,000	54,983	0.0%

Materials
Other**	20,000	20,749	0.0%

Telecommunications
Other**	268,000	286,012	0.2%

Utilities
Other**	160,000	169,279	0.1%

U.S. Government Securities
U.S. Treasury Bonds
6.125%, due 11/15/27	420,000	506,773	0.3%
6.25%, due 08/15/23	160,000	191,319	0.2%

		698,092	0.5%

The accompanying notes are an integral part of the financial statements.

5

Kiewit Investment Fund LLLP

Summary Schedule of Investments (continued) as of September 30, 2005 (Unaudited)	(in U.S. dollars)

			Percentage
	Principal	Market	of Net
	Amount	Value	Assets

U.S. Treasury Notes
3.75%, due 05/15/08	$1,070,000	$1,058,548	0.7%
4.00%, due 04/15/10	1,060,000	1,050,352	0.7%
4.00%, due 02/15/15	810,000	788,485	0.6%
3.875%, due 02/15/13	800,000	779,406	0.5%
2.875%, due 11/30/06	770,000	758,961	0.5%
4.25%, due 08/15/15	140,000	139,125	0.1%

		4,574,877	3.1%

Federal Home Loan Mortgage Corp.
3.875%, due 06/15/08	340,000	335,456	0.3%
4.375%, due 7/15/15	160,000	156,268	0.1%
6.25%, due 7/15/32	60,000	71,658	0.0%

		563,382	0.4%

Federal National Mortgage Association
5.50%, due 10/15/32 TBA	2,000,000	1,998,750	1.4%
6.00%, due 10/15/35 TBA	1,500,000	1,524,843	1.0%
5.00%, due 10/15/35 TBA	1,500,000	1,468,125	1.0%
2.375%, due 02/15/07	630,000	613,362	0.4%
4.125%, due 05/15/10	410,000	402,866	0.3%

		6,007,946	4.1%

TOTAL FIXED INCOME INVESTMENTS (Cost $14,467,501)		14,342,856	9.7%

SHORT-TERM INVESTMENTS
Commercial Paper
J.P. Morgan Chase & Co. 3.24%, due 10/03/05	565,926	565,926	0.4%

Discount Notes
International Bank for Reconstruction & Development 4.84%, due 10/03/05 (a)	700,000	699,718	0.5%

Federal Home Loan Bank 3.61%-3.63%, due 10/19/05- 12/09/05 (a)	2,125,000	2,115,776	1.4%

Federal Agricultural Mortgage Corp. 3.18%, due 10/03/05 (a)	3,000,000	2,999,205	2.0%

Federal Home Loan Mortgage Corp. 3.74%, due 11/22/05 (a)	2,900,000	2,884,118	2.0%

Federal National Mortgage Association 3.62%, due 10/14/05 (a)	2,900,000	2,895,929	2.0%

Federal Farm Credit Bank 3.57%, due 10/14/05 (a)	2,800,000	2,796,113	1.9%

The accompanying notes are an integral part of the financial statements.

6

Kiewit Investment Fund LLLP

Summary Schedule of Investments (continued) as of September 30, 2005 (Unaudited)	(in U.S. dollars)

			Percentage
	Principal	Market	of Net
	Amount	Value	Assets

U.S. Treasury Securities
U.S. Treasury Bills 3.12%-3.67%, due 12/08/05- 02/23/06 (a)(b)	$5,514,000	$5,436,215	3.7%

TOTAL SHORT-TERM INVESTMENTS (Cost $20,393,682)		20,393,000	13.9%

TOTAL INVESTMENTS (Cost $105,535,566)		106,676,056	72.6%
Other Assets less Liabilities***		40,226,086	27.4%

NET ASSETS		$146,902,142	100.0%

*	Non-income producing security.

**	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

***	Includes cash held for pending investments.

(a)	Zero coupon security — rate disclosed is yield as of September 30, 2005.

(b)	All or portion of the security was pledged to cover margin requirements for futures contracts.

(c)	Security was valued at fair value — at September 30, 2005, the Fund held $7,414,345 of fair valued securities, representing 5.1% of net assets.
TBA — Security is subject to delayed delivery.

Futures Contracts:
      Kiewit Investment Fund LLLP had the following futures contract(s) open at period end:

				Net Unrealized
	Number		Expiration	Appreciation
	of Contracts	Value	Date	(Depreciation)

Long:
E-mini Russell 2000 Index	1	$672	Dec - 05	$(1,123)
E-mini S&P 500 Index	4	2,469	Dec - 05	(1,699)
E-mini S&P MidCap Index	1	721	Dec - 05	(441)

				$(3,263)

    This Summary Schedule of Investments does not reflect the complete portfolio holdings of the Fund. The complete Schedule of Investments is available (i) without charge, upon request, by calling the Fund toll-free at 800-443-4306; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.
The accompanying notes are an integral part of the financial statements.

7

Kiewit Investment Fund LLLP
Statement of Assets and Liabilities
September 30, 2005 (Unaudited)

ASSETS:
Investments, at Value (Cost $105,535,566)	$106,676,056
Cash	48,463,788
Dividends and Interest Receivable	164,609
Due from Broker	1,510
Prepaid Insurance Fee	212,435

Total Assets	155,518,398

LIABILITIES:
Investment Securities Purchased	8,488,467
Advisory and Sub-Advisory Fees Payable	47,899
Administration Fees Payable	36,980
Directors’ and Officers’ Fees Payable	9,477
Accrued Expenses	33,433

Total Liabilities	8,616,256

Net Assets	$146,902,142

NET ASSETS CONSIST OF:
Paid-in Capital	$145,567,148
Undistributed (Distributions in Excess of) Net Investment Income	187,073
Accumulated Net Realized Gain (Loss)	10,694
Unrealized Appreciation (Depreciation) on:
Investments	1,140,490
Futures Contracts	(3,263)

Net Assets	$146,902,142

Units Outstanding (unlimited units authorized)	9,704.45

Net Asset Value Per Unit	$15,137.61

The accompanying notes are an integral part of the financial statements.

8

Kiewit Investment Fund LLLP†
Statement of Operations
For the Period Ended September 30, 2005 (Unaudited)

Investment Income:
Dividends	$82,753
Interest	288,031

Total Income	370,784

Expenses:
Advisory and Sub-Advisory Fees (Note B)	47,899
Directors’ and Officers’ Fees	41,197
Administration Fees (Note C)	36,980
Insurance Fees	23,980
Professional Fees	12,671
Transfer Agent Fees	8,110
Registration and Filing Fees	5,068
Custodian Fees (Note F)	3,548
Unitholder Reports	2,534
Miscellaneous Expenses	1,724

Total Expenses	183,711

Net Investment Income (Loss)	187,073

Net Realized Gain (Loss) on:
Investments Sold	410
Futures Contracts	10,284

Net Realized Gain (Loss)	10,694

Change in Unrealized Appreciation (Depreciation) on:
Investments	1,140,490
Futures Contracts	(3,263)

Change in Unrealized Appreciation (Depreciation)	1,137,227

Total Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	1,147,921

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,334,994

† The Fund commenced investment operations on August 24, 2005.
The accompanying notes are an integral part of the financial statements.

9

Kiewit Investment Fund LLLP
Statement of Changes in Net Assets

For the Period
August 24, 2005† to
September 30, 2005
(Unaudited)

Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$187,073
Net Realized Gain (Loss)	10,694
Change in Unrealized Appreciation (Depreciation)	1,137,227

Net Increase (Decrease) in Net Assets Resulting from Operations	1,334,994

Capital Transactions: (1)
Subscribed	145,467,148

Total Increase (Decrease) in Net Assets	146,802,142

Net Assets:
Beginning of Period	$100,000

End of Period	$146,902,142

Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$187,073

(1) Capital Transactions: Units Subscribed	9,697.78

† Commencement of investment operations.
The accompanying notes are an integral part of the financial statements.

10

Kiewit Investment Fund LLLP
Financial Highlights
For a Unit Outstanding Throughout the Period

For the Period
August 24, 2005† to
September 30, 2005
(Unaudited)

Net Asset Value, Beginning of Period	$15,000.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)	19.28
Net Realized and Unrealized Gain (Loss)	118.33

Total from Investment Operations	137.61

Net Asset Value, End of Period	$15,137.61

Total Return	0.92%**

Ratios and Supplemental Data:
Net Assets, End of Period (in Thousands)	$146,902
Ratio of Expenses to Average Net Assets	1.24%*
Ratio of Net Investment Income to Average Net Assets	1.26%*
Portfolio Turnover Rate	17%**
 † Commencement of investment operations.
 * Annualized.
** Not annualized.
The accompanying notes are an integral part of the financial statements.

11

Kiewit Investment Fund LLLP
Notes to Financial Statements
September 30, 2005 (Unaudited)
Kiewit Investment Fund LLLP (the “Fund”) is a Delaware limited liability limited partnership registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund is organized as an “employees’ securities company” under the 1940 Act and has received an order from the Securities and Exchange Commission (the “Commission” or the “SEC”) exempting the Fund from certain provisions of the 1940 Act.
The Fund’s investment objective is long-term capital growth with consideration given to consistency of returns. There is no assurance that the Fund will achieve its investment objective.
The Fund is designed as a long-term investment vehicle primarily for current full-time and certain former employees of Peter Kiewit Sons’, Inc. (“Kiewit”) and its affiliated companies who are or were holders of Kiewit’s $0.01 par value common stock and members of such persons’ immediate family.
A. Summary of Significant Accounting Policies: The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require the Fund to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
  1. Security Valuation:
Fund securities are priced on the last business day of each quarter. In computing net asset value, securities and assets of the Fund will be valued at market value, if market quotations are readily available, or will be valued at fair value as determined in accordance with procedures adopted by the Fund’s Board of Directors (the “Board”). The Board has approved procedures pursuant to which the Fund may value its investments in public mutual funds and private investment funds managed by third parties (“Portfolio Funds”) at fair value. As a general matter, the fair value of the Fund’s interest in a private investment fund will represent the amount that the Fund believes it reasonably could expect to receive in a current sale to a third party or from a Portfolio Fund if the Fund’s interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. The Fund’s valuation procedures require the Fund’s investment adviser, Offit Hall Capital Management LLC (“Offit Hall” or “the Adviser”), to consider all relevant information available at the time the Fund values its portfolio, including the most recent final or estimated value reported by the Portfolio Funds, as well any other relevant information available at the time the Fund values its portfolio. The Adviser will consider such information, and may conclude in certain circumstances that the information provided by the portfolio manager of a Portfolio Fund does not represent the fair value of the Fund’s interest in the Portfolio Fund.
  2. Repurchase Agreements:
The Fund may enter into repurchase agreements under which the Fund lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities (collateral), with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

12

Kiewit Investment Fund LLLP
Notes to Financial Statements (continued)
  3. Futures:
Financial futures contracts (secured by cash and securities deposited with brokers as “initial margin”) are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as “variation margin”) are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gain or loss in the Statement of Operations. “Due from (to) Broker” includes initial margin and variation margin, as stated in the Statement of Assets & Liabilities. Futures contracts may be used by the Fund in order to hedge against unfavorable changes in the value of securities or to attempt to realize profits from the value of the related securities. Futures contracts involve market risk that may exceed the amounts recognized in the Statement of Assets & Liabilities. Risks arise from the possible movements in the prices of securities relating to these instruments. The change in value of futures contracts primarily correlates with the value of their related securities, but may not precisely correlate with the change in value of such securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
  4. Real Estate Investment Trusts:
The Fund may invest in both publicly and privately traded real estate investment trusts (“REITs”). REITs are real estate companies that pool investors’ funds for investment primarily in income-producing real estate or in real estate related loans (such as mortgages) or other interests. REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs generally invest a majority of their assets in income-producing real estate properties in order to generate cash flow from rental income and gradual asset appreciation. Equity REITs can realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments on the mortgages. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs. REITs can be listed and traded on national securities exchanges or can be traded privately between individual owners.
  5. Delayed Delivery Transactions:
The Fund may purchase or sell securities on a “delayed delivery” basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Cash or liquid securities are designated in an amount at least equal to these commitments. Securities held for this purpose cannot be sold while this strategy is outstanding, unless replaced with other assets. As a result, there is a possibility that as designated assets reach certain levels, the Fund may lose some flexibility in managing its investments, responding to unitholder redemption requests, or meeting other current obligations.
  6. Organizational Costs:
Kiewit has agreed to pay all the Fund’s initial organizational and offering expenses.
B. Advisory and Sub-Advisory Fees: Offit Hall serves as the Fund’s investment adviser and provides investment management services to the Fund. The Adviser is responsible for developing, implementing and supervising the Fund’s investment program, subject to the supervision of the Board. The Fund pays the Adviser an advisory fee

13

Kiewit Investment Fund LLLP
Notes to Financial Statements (continued)
computed on the percentage of the Fund’s assets invested in certain asset classes expressed as an annual percentage of the Fund’s net assets and determined and paid as of the end of each quarter as set forth below.

Asset Class	Fees Charged by Adviser

Short-Term and Fixed Income Investments	0.125%
Passive Domestic Equities (Russell 3000 Index)	0.125%
Active Domestic Equities	0.500%
Active International Equities	0.500%
Hedge Funds	0.550%
The Fund will pay each Sub-Adviser an advisory fee computed as percentage of the Fund’s net assets allocated to such Sub-Adviser. The Sub-Advisers selected by the Board: (1) Pzena Investment Management, LLC, which is responsible for a portion of the Fund’s active U.S. equity strategy, (2) Payden & Rygel, which is responsible for a portion of the Fund’s fixed income strategy, including managing the Fund’s cash account, and (3) SSgA Funds Management, Inc., which is responsible for managing the Fund’s Russell 3000 Index strategy. The advisory fees charged by the Sub-Advisers are dependent on the asset class in which the Sub-Advisers invest. Fees are expressed as an annual percentage of the Fund’s net assets allocated to the Sub-Adviser determined and paid as of the end of each period.
C. Administration Fees: Under the terms of an administration agreement with the Fund, J.P. Morgan Investor Services Co. provides tax, accounting and administrative services to the Fund. In consideration for these services, the Fund pays J.P. Morgan Investor Services Co. a monthly fee of $31,667 plus reimbursement of certain out-of-pocket expenses as of the last day of each month.
D. Distributor: Limited Partnership Units of the Fund (“Units”) are distributed by Quasar Distributors, LLC (the “Distributor”). Kiewit pays the Distributor for its services in connection with the offering of Units.
E. Investment Professional: Kiewit has retained Linsco Private Ledger Corp., through its investment adviser representatives at Carson Wealth Management Group (the “Investment Professional”), to be available to consult with each potential investor. Before any prospective investor may invest in the Fund, the Fund will require the following certifications from the investor: (1) he, she or it is eligible to own Units and meets other requirements for investment, (2) the investor will not transfer his, her or its Units except in accordance with the Partnership Agreement, (3) the prospective investor is aware of the availability of the Investment Professional for personal consultation without charge to the potential investor or the Fund and (4) the potential investor had the opportunity to consult with the Investment Professional to the extent that he, she or it deemed appropriate. The fees and expenses of the Investment Professional are paid by Kiewit.
F. Custodian Fees: JPMorgan Chase Bank, N.A., an affiliate of J.P. Morgan Investor Services Co., serves as the Fund’s custodian and maintains custody of the Fund’s assets. In consideration for these services, the Fund pays JPMorgan Chase Bank, N.A. a monthly fee of $2,917 plus reimbursement for certain out-of-pocket expenses as of the last day of each month.
G. Federal Income Taxes: The Fund is a limited liability limited partnership and does not pay federal corporate income tax on its taxable income. Instead, the income, gain, loss and deduction of the Fund are allocated among the limited partners and Kiewit Investment Holdings Inc., the general partner for tax purposes. Accordingly, no provision has been made for income taxes in the accompanying financial statements.

14

Kiewit Investment Fund LLLP
Notes to Financial Statements (continued)
H. Purchases and Sales: During the period ended September 30, 2005, the Fund made purchases and sales totaling $92,392,948 and $7,252,043, respectively, of investment securities other than long-term U.S. Government securities and short-term investments. There were no purchases or sales of long-term U.S. Government securities.
At September 30, 2005, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Fund were:

			Net Unrealized
	Unrealized	Unrealized	Appreciation
Cost	Appreciation	(Depreciation)	(Depreciation)

$105,535,566	$2,085,878	$(945,388)	$1,140,490
I. Other: At September 30, 2005, the Fund had one Unitholder that held greater than 10% of the outstanding Units. Investment activities of this Unitholder could have a material impact on the Fund. The aggregate percentage of Units held by this Unitholder is 34.4%.

15

Kiewit Investment Fund LLLP
Basis for Approval of Investment Advisory and Sub-Advisory Contracts (Unaudited)
In anticipation of forming the Fund, the persons who intended to serve as the initial Board of Directors (the “Board”) of the Fund undertook a search for a primary investment adviser to the Fund and sent written requests for proposal to approximately ten investment management firms. These requests for proposal solicited information on numerous pertinent topics, including each firm’s experience in investment management; investment performance; biographical data of relevant investment professionals; compliance and regulatory matters; and firm financial statements. After reviewing responses from these firms, such persons selected four firms, including Offit Hall Capital Management LLC (“Offit Hall”), as finalists and at a preliminary informal meeting held on February 20, 2004 conducted in-person interviews with representatives of such firms.
At the meeting, representatives of each advisory firm presented detailed information, including background information on their firm and its resources, their investment philosophy and process, historical performance, client service capabilities, information on portfolio managers and analysts, and information on their firm’s compliance capabilities and resources.
Following review of this information, the Board preliminarily selected Offit Hall as the investment adviser subject to the approval of the Advisory Agreement. Offit Hall, in accordance with the Fund’s investment objective, then considered the various asset classes that the Fund should invest directly. At meetings held on August 30, 2004 and February 8, 2005, it was then determined that the most efficient current means to invest the Fund’s assets in index, fixed income and U.S. large capitalization strategies would be to enter into advisory agreements directly with advisory firms. Based on discussions with Offit Hall, the Board determined to ask three investment management firms, Pzena Investment Management, LLC (“PIM”), Payden & Rygel and SSgA Funds Management, Inc. (“SSgA FM”), to submit proposals to the Board. After receiving and reviewing such firms’ written proposals and other information, the Board determined to conduct an in-person Board meeting to meet with representatives of such firms.
At an in-person Board meeting held on May 2, 2005, representatives of each Sub-Adviser explained to the Board their firm’s investment processes, experience and expertise in the strategy they would be investing on behalf of the Fund. In addition, such firms’ compliance system and ability to manage the Fund’s assets in accordance with the 1940 Act and pursuant to the Fund’s investment restrictions and strategies was discussed and considered. Following this meeting, the Board preliminarily selected each such Sub-Adviser to manage a portion of the Fund’s assets subject to the approval of investment advisory agreements with each such firm.
At an in-person Board meeting held on May 24, 2005, at which representatives of Offit Hall were present, the Board preliminarily considered the approval of the Advisory Agreement with Offit Hall. The Board requested certain additional information from Offit Hall personnel that was not earlier provided to the Board. It was then determined to postpone the approval of the Advisory Agreement with Offit Hall until the next scheduled in-person Board meeting in order to provide the Board with additional opportunity to consider background information and the appropriateness of the proposed advisory fee with respect to Offit Hall, in addition to considering the same matters with respect to each Sub-Adviser. The Board then appointed Mr. Muraskin as the lead director in examining the proposed advisory agreements and advisory fee proposals with full authority to request additional information from each of Offit Hall and each Sub-Adviser. Mr. Muraskin then requested in writing certain additional information from each of Offit Hall and each Sub-Adviser and follow-on conversations were then conducted with each.
At an in person Board meeting held on June 9, 2005, the Board determined to approve the contract with Offit Hall. In reaching this determination, the Board concluded that Offit Hall (a) had a record of superior performance in providing investment advice with respect to a broad range of underlying asset managers and the selection of portfolio funds; with an emphasis on long-term capital growth with consideration given to consistency of returns; (b) had substantial research and portfolio management resources and personnel focused exclusively on the management of portfolios investing in the manner that the Fund would invest; and (c) provided the Fund with the ability to access certain Hedge Funds and Sub-Advisers as a result of the relationship.

16

Kiewit Investment Fund LLLP
Basis for Approval of Investment Advisory and Sub-Advisory Contracts (Unaudited)
In determining whether to approve the advisory fee of Offit Hall, the Board determined that the proposed advisory fee was in line with the fees payable by other clients to Offit Hall and that, in light of the advisory services to be provided by Offit Hall to the Fund, Offit Hall would not achieve economies of scale with respect to the management of the Fund were the Fund’s asset size to increase. In addition, the Board reviewed and considered the estimated advisory fees and expenses to be borne by the Fund, which included the total advisory fees charged by each of Offit Hall and each Sub-Adviser, as a whole against other publicly registered funds that were fund of funds or fund of managers funds as well as non-publicly registered fund of funds investing in hedge funds. The Board also determined that it was not expected that any fall-out benefits would accrue to Offit Hall as a result of the Advisory Agreement. Finally the Board determined that the Fund would be charged lower fees by certain Sub-Advisers as a result of the relationships between Offit Hall and such Sub-Advisers.
At that Board meeting, the Board also determined to approve the Sub-Advisory Agreements with each of PIM, Payden & Rygel and SSgA FM. In reaching this decision, the Directors concluded that each Sub-Adviser had (a) a record of superior performance in providing investment advice with respect to the asset class in which they would be investing the Fund’s assets and (b) substantial research and portfolio management resources and personnel focused exclusively on the management of portfolios investing in the manner that the Fund would invest.
In determining whether to approve the sub-advisory fees payable by the Fund under the Sub-Advisory Agreements, the Board determined that the fees were in line with or lower than the fees currently charged to other clients of such Sub-Adviser.
In the case of PIM, the Board considered that certain investment company clients of PIM were charged a lower fee than that to be charged to the Fund but that such clients had entered such contracts in prior years when PIM was willing to provide such services at lower rates but that more recent investment company clients of PIM were charged fees in line with those charged to the Fund and that PIM had agreed to include a “most favored nation” clause in the Sub-Advisory Agreement with the Fund. In addition, it was noted that the fees charged to the Fund were in line with the fees currently charged to PIM’s non-investment company clients. The Board also considered that it had not been provided an estimate of PIM’s profit and cost from the contract but that it had received assurances that they were in line with its PIM’s other investment company clients. The Board then reviewed and considered the estimated advisory fees and expenses to be paid to PIM against those paid by other registered investment companies following similar investment strategies as PIM with respect to its allocated portion of Fund assets and concluded that they were comparable. The Board also noted that the contract with PIM provided for fee reductions in the event that the Fund’s assets allocated grew to certain sizes.
In the case of Payden & Rygel, the Board considered the expected profits and costs of Payden & Rygel that would result from the performance of the Sub-Advisory Agreement. The Board also considered that the Fund would be pay a lower fee than other investment company clients of Payden & Rygel and that the fees charged by the Fund were otherwise in line with the fees charged to Payden & Rygel’s non-investment company clients. The Board then reviewed and considered the estimated advisory fees and expenses to be paid to Payden & Rygel against other registered investment companies following similar investment strategies as Payden & Rygel with respect to its allocated portion of Fund assets and concluded that they were comparable. The Board also noted that the contract with Payden & Rygel provided for fee reductions in the event that the Fund’s assets allocated to it grew to certain sizes.
In the case of SSgA FM, the Board considered the expected costs and profits of SSgA FM resulting from managing the Fund’s allocated assets and that the fees paid to SSgA Fm were in line or lower than those charged by other clients in such index strategy. The Board then reviewed and considered the estimated advisory fees and expenses to be paid to SSgA FM against other registered investment companies following similar investment strategies as SSgA FM with respect to its allocated portion of Fund assets and concluded that they were comparable.

17

Directors
  Philip J. Ruden
     Chairman of the Board
  Robert D. Bates
  Michael R. McCarthy
  Ben E. Muraskin
  Kenneth E. Stinson
Executive Officers
  Robert L. Giles, Jr.
     President, Chief Executive
     Officer and Chief Compliance Officer
  Denise A. Meredith
     Treasurer and Chief Financial Officer
  Gregory L. Pickard
     Secretary
Investment Adviser
  Offit Hall Capital Management LLC
  One Maritime Plaza, 5th floor
  San Francisco, California 94111
Administrator and Transfer Agent
  J.P. Morgan Investor Services Co.
  73 Tremont Street
  Boston, Massachusetts 02108
Custodian
  JPMorgan Chase Bank, N.A.
  270 Park Avenue
  New York, New York 10017
Legal Counsel
  Willkie Farr & Gallagher LLP
  787 Seventh Avenue
  New York, New York 10019-6099
Independent Registered Public Accounting Firm
  KPMG LLP
  99 High Street
  Boston, Massachusetts 02119
Distributor
  Quasar Distributors, LLC
  615 East Michigan Street
  Milwaukee, Wisconsin 53202
      This report is only for distribution to Unitholders of Kiewit Investment Fund LLLP. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of the Fund’s Units will fluctuate so that Units, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
      Kiewit Investment Fund LLLP will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q will be available on the SEC’s Web sit at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
      This report is authorized for distribution only when preceded or accompanied by a prospectus which describes in detail the Fund’s investment policies, risks, fees, and expenses. Please read the prospectus carefully before you invest or send money. Additional information about the Fund is available without charge, upon written or oral request, by contacting Kiewit Investment Fund LLLP at:

P.O. Box 182913
Columbus, OH 43218-2913
Phone: (800) 443-4306
E-mail: kifinfo@bisys.com
Worldwide web: kiewitinvestmentfund.com

Item 2. Code of Ethics.
Not Applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert.
Not Applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services.
Not Applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable for semi-annual reports.
Item 6. Schedule of Investments.

Kiewit Investment Fund LLLP
Schedule of Investments as of September 30, 2005 (Unaudited)	(in U.S. dollars)

		Market
	Shares	Value
EQUITY INVESTMENTS (49.0%)
Common Stocks (Active & Passive Domestic Equities) (35.0%)
Consumer Discretionary (4.5%)
7-Eleven, Inc.*	100	$3,561
99 Cents Only Stores *	100	925
Aaron Rents, Inc.	100	2,115
Abercrombie & Fitch Co.	300	14,955
AC Moore Arts & Crafts, Inc.*	100	1,918
ACCO Brands Corp.*	100	2,822
Advance Auto Parts *	300	11,604
Advo, Inc.	100	3,129
Aeropostale, Inc.*	200	4,250
AFC Enterprises *	100	1,154
Aftermarket Technology Corp.*	100	1,839
Alderwoods Group, Inc.*	100	1,638
Alliance Gaming Corp.*	200	2,170
Amazon.Com, Inc*	1,000	45,300
American Axle & Manufacturing Holdings, Inc.	100	2,308
American Eagle Outfitters	400	9,412
American Greetings Corp.	200	5,480
Ameristar Casinos, Inc.	100	2,084
AnnTaylor Stores Corp.*	200	5,310
Apollo Group, Inc. (Class A) *	500	33,195
Applebees International, Inc.	300	6,207
Aramark Corp. (Class B)	200	5,342
Arbitron, Inc.	100	3,984
Arctic Cat, Inc.	100	2,054
Argosy Gaming Co.*	100	4,699
ArvinMeritor, Inc.	200	3,344
Audible, Inc. *	100	1,229
Audiovox Corp.*	100	1,398
Autoliv, Inc.	300	13,050
Autonation, Inc.*	600	11,982
Autozone, Inc.*	1,750	145,688
Aztar Corp.*	100	3,081
Barnes & Noble, Inc.	200	7,540
Beazer Homes USA, Inc.	100	5,867
Bebe Stores, Inc.	100	1,750
Bed Bath & Beyond, Inc.*	1,000	40,180
Belo Corp.(Class A)	300	6,858
Best Buy Co., Inc.	1,300	56,589
Big 5 Sporting Goods Corp.	100	2,386
Big Lots, Inc.*	400	4,396
BJ’s Restaurants, Inc.*	100	2,043
Black & Decker Corp.	300	24,627
Blockbuster, Inc. (Class A)	600	2,850
Blue Nile, Inc*	100	3,164
Bluegreen Corp. *	100	1,765
Blyth, Inc.	100	2,229
Bob Evans Farms, Inc.	100	2,271
Borders Group, Inc.	200	4,434
BorgWarner, Inc.	200	11,292
Boyd Gaming Corp.	100	4,312
Brinker International. Inc.*	300	11,268
Brookfield Homes Corp.	100	5,553
Brookstone, Inc. *	100	1,994
Brown Shoe Co., Inc.	100	3,300
Brunswick Corp.	300	11,319
Building Material Holding Corp.	100	9,319
Burlington Coat Factory Warehouse Corp.	100	3,804
Cabela’s, Inc. (Class A)*	100	1,837
Cablevision Systems Corp.*	700	21,469
California Pizza Kitchen, Inc. *	100	2,924
Callaway Golf Co.	300	4,527
Career Education Corp.*	300	10,668
Carmax, Inc.*	300	9,381
Carter’s, Inc.*	100	5,680
Catalina Marketing Corp.	200	4,548
Cato Corp.(The) (Class A)	100	1,993
CBRL Group, Inc.	200	6,732
CEC Entertainment, Inc.*	100	3,176
Centex Corp.	400	25,832
Central Garden and Pet Co.*	100	4,525
Champion Enterprises, Inc.*	300	4,434
Charming Shoppes, Inc. *	400	4,268
Charter Communications, Inc. (Class A) *	1,000	1,500
Chattem, Inc.*	100	3,550
Cheesecake Factory (The)*	300	9,372
Chico’s FAS, Inc.*	600	22,080
Childrens Place Retail Stores, Inc.(The)*	100	3,564
Choice Hotels International, Inc.	100	6,464
Christopher & Banks Corp.	100	1,387
Circuit City Stores, Inc.	600	10,296
Citadel Broadcasting Cor.*	200	2,746
CKE Restaurants, Inc.	200	2,636
CKX, Inc.*	100	1,257
Claire’s Stores, Inc.	300	7,239
Clear Channel Communications, Inc.	1,800	59,202
CNET Networks, Inc.*	400	5,428
CNS, Inc.	100	2,607
Coach, Inc.*	1,200	37,632
Coldwater Creek, Inc.*	100	2,522
Columbia Sportswear Co. *	100	4,640
Comcast Corp. (Class A) *	6,600	193,908
Commercial Vehicle Group, Inc.*	100	2,094
Cooper Tire & Rubber Co.	200	3,054
Corinthian Colleges, Inc.*	300	3,981
Cost Plus, Inc./California *	100	1,815
Cox Radio, Inc. (Class A) *	100	1,520
The accompanying notes are an integral part of the financial statements.

		Market
	Shares	Value
CSK Auto Corp. *	200	$2,976
Cumulus Media, Inc. (Class A) *	200	2,498
Dana Corp.	500	4,705
Darden Restaurants, Inc.	500	15,185
Delphi Corp.	1,600	4,416
Denny’s Corp.*	300	1,245
DeVry, Inc.*	200	3,810
Dex Media, Inc.	500	13,895
Dick’s Sporting Goods, Inc. *	100	3,011
Dillard’s, Inc.	200	4,176
DIRECTV Group, Inc. (The) *	2,300	34,454
Discovery Holding Co. (Class A) *	900	12,996
Dollar General Corp.	1,100	20,174
Dollar Tree Stores, Inc.*	400	8,660
Domino’s Pizza, Inc.	100	2,332
Dow Jones & Co., Inc.	200	7,638
DR Horton, Inc.	900	32,598
DreamWorks Animation SKG, Inc.*	100	2,766
Dress Barn, Inc.*	100	2,276
DTS, Inc.*	100	1,684
Eastman Kodak Co.	900	21,897
eBay, Inc.*	3,500	144,200
EchoStar Communications Corp. (Class A)	700	20,699
Education Management Corp.*	200	6,448
Elizabeth Arden, Inc.*	100	2,158
Emmis Communications Corp. (Class A)*	100	2,209
Ennis, Inc.	100	1,680
Entercom Communications Corp. *	100	3,159
Entravision Communications Corp.(Class A) *	300	2,361
Estee Lauder Cos, Inc. (The)	400	13,932
Ethan Allen Interiors, Inc.	100	3,135
EW Scripps Co. (Class A)	300	14,991
Expedia, Inc.*	700	13,867
Family Dollar Stores, Inc.	500	9,935
Federated Department Stores, Inc.	912	60,952
Finish Line (Class A)	100	1,459
Fleetwood Enterprises, Inc.*	200	2,460
Foot Locker, Inc.	500	10,970
Ford Motor Co.	5,700	56,202
Fortune Brands, Inc.	500	40,665
Fossil, Inc.*	200	3,638
Fred’s, Inc.	100	1,251
Furniture Brands International, Inc.	200	3,606
GameStop Corp. (Class B)	200	5,678
Gannett Co., Inc.	800	55,064
Gap, Inc. (The)	1,900	33,117
Gaylord Entertainment Co.*	100	4,765
Gemstar-TV Guide International, Inc.*	800	2,368
General Motors Corp.	1,500	45,915
Genesco, Inc.*	100	3,724
Gentex Corp.	500	8,700
Genuine Parts Co.	600	25,740
Getty Images, Inc. *	200	17,208
Goodyear Tire & Rubber Co.(The) *	500	7,795
Gray Television, Inc.*	200	2,118
Great Wolf Resorts, Inc.*	100	1,034
Group 1 Automotive, Inc.*	100	2,760
GTECH Holdings Corp.	400	12,824
Guess ?, Inc. *	100	2,143
Guitar Center, Inc.*	100	5,521
Gymboree Corp.*	100	1,364
H&R Block, Inc.	1,100	26,378
Harley-Davidson, Inc.	900	43,596
Harman International Industries, Inc.	200	20,454
Harrah’s Entertainment, Inc.	600	39,114
Harte-Hanks, Inc.	200	5,286
Hasbro, Inc.	500	9,825
Hearst-Argyle Television, Inc.	100	2,569
Hibbett Sporting Goods, Inc.*	150	3,338
Hilton Hotels Corp.	1,200	26,784
Hollinger International, Inc. (Class A)	200	1,960
Home Depot, Inc.	7,000	266,980
Homestore, Inc.*	500	2,175
HOT Topic, Inc.*	200	3,072
Hovnanian Enterprises, Inc. (Class A) *	100	5,120
IAC/InterActive Corp.	600	15,210
Ihop Corp.	100	4,074
Infospace, Inc.*	100	2,387
Insight Communications Co., Inc. (Class A) *	200	2,326
Insight Enterprises, Inc.*	200	3,720
Interactive Data Corp. *	100	2,265
Interface, Inc. (Class A) *	200	1,652
International Game Technology	1,100	29,700
International Speedway Corp.	100	5,247
Interpublic Group of Cos, Inc.*	1,400	16,296
Isle of Capri Casinos, Inc. *	100	2,138
ITT Educational Services, Inc.*	200	9,870
iVillage, Inc.*	200	1,452
J Jill Group, Inc. (The) *	100	1,582
Jack in the Box, Inc.*	100	2,991
Jakks Pacific, Inc.*	100	1,623
Jarden Corp.*	200	8,214
JC Penney Co., Inc.	800	37,936
Jo-Ann Stores, Inc.*	100	1,730
John Wiley & Sons, Inc.(Class A)	200	8,348
Johnson Controls, Inc.	5,450	338,173
Jones Apparel Group, Inc.	400	11,400
Journal Communications, Inc. (Class A)	100	1,490
Journal Register Co.	100	1,618
Jupitermedia Corp.*	100	1,771
K2, Inc.*	200	2,280
KB Home	300	21,960
Kellwood Co.	100	2,585
Keystone Automotive Industries, Inc.*	100	2,881
Kimball International, Inc. (Class B)	100	1,209
The accompanying notes are an integral part of the financial statements.

		Market
	Shares	Value
Knight Ridder, Inc.	200	$11,736
Kohl’s Corp.*	1,000	50,180
Krispy Kreme Doughnuts, Inc.*	200	1,252
K-Swiss, Inc.(Class A)	100	2,957
La Quinta Corp.*	600	5,214
Lamar Advertising Co. (Class A) *	300	13,608
Landry’s Restaurants, Inc.	100	2,930
Las Vegas Sands Corp.*	100	3,291
Laureate Education, Inc.*	200	9,794
La-Z-Boy, Inc.	200	2,638
Leapfrog Enterprises, Inc.*	100	1,477
Lear Corp.	200	6,794
Lee Enterprises, Inc.	100	4,248
Leggett & Platt, Inc.	600	12,120
Lennar Corp. (Class A)	400	23,904
Levitt Corp.	100	2,294
Liberty Corp.	100	4,689
Liberty Global, Inc.(Class A) *	800	21,664
Liberty Global, Inc.(Class C) *	800	20,600
Liberty Media Corp. (Class A) *	9,100	73,255
Life Time Fitness, Inc.*	100	3,314
Lin TV Corp. (Class A) *	100	1,395
Linens ‘n Things, Inc.*	200	5,340
Lithia Motors, Inc. (Class A)	100	2,898
Liz Claiborne, Inc.	400	15,728
Lone Star Steakhouse & Saloon, Inc.	100	2,600
Lowe’s Cos, Inc.	2,500	161,000
Ltd Brands	1,100	22,473
Luby’s, Inc.*	100	1,306
Magna International, Inc. (Class A)	1,975	147,849
Marchex, Inc. (Class B) *	100	1,656
Marcus Corp.	100	2,004
Marriott International, Inc.(Class A)	600	37,800
Martha Stewart Living Omnimedia *	100	2,502
Marvel Entertainment, Inc.*	200	3,574
Mattel, Inc.	1,300	21,684
Maytag Corp.	300	5,478
McClatchy Co.(Class A)	100	6,523
McDonald’s Corp.	4,100	137,309
McGraw-Hill Cos, Inc. (The)	1,200	57,648
MDC Holdings, Inc.	100	7,889
Media General, Inc. (Class A)	100	5,801
Mediacom Communications Corp. (Class A) *	200	1,476
Men’s Wearhouse, Inc.*	200	5,340
Meredith Corp.	100	4,989
Meritage Homes Corp.	100	7,666
MGM Mirage *	400	17,508
Michaels Stores, Inc.	400	13,224
Midas, Inc. *	100	1,988
Modine Manufacturing Co.	100	3,668
Mohawk Industries, Inc.*	200	16,050
Monaco Coach Corp.	100	1,474
Movado Group, Inc.*	100	1,872
Movie Gallery, Inc.	100	1,039
Multimedia Games, Inc.*	100	971
Nautilus, Inc.	100	2,207
Neiman-Marcus Group, Inc. (Class A)	100	9,995
NetFlix, Inc. *	100	2,599
New York Times Co.	500	14,875
Newell Rubbermaid, Inc.	900	20,385
News Corp.(Class A)	7,600	118,484
Nike, Inc. (Class B)	600	49,008
Nordstrom, Inc.	700	24,024
Nu Skin Enterprises, Inc. (Class A)	200	3,810
Nutri/System, Inc. *	100	2,502
NVR, Inc.*	18	15,929
O’Charleys, Inc.*	100	1,431
Office Depot, Inc. *	1,000	29,700
OfficeMax, Inc.	200	6,334
Omnicom Group, Inc.	600	50,178
O’Reilly Automotive, Inc.*	300	8,454
Outback Steakhouse, Inc.	200	7,320
Pacific Sunwear Of California *	300	6,432
Panera Bread Co.*	100	5,118
Pantry, Inc. (The) *	100	3,737
Payless Shoesource, Inc.*	200	3,480
Penn National Gaming, Inc.*	200	6,222
PEP Boys-Manny Moe & Jack	200	2,768
Petco Animal Supplies, Inc. *	200	4,232
Petsmart, Inc.	500	10,890
PF Chang’s China Bistro, Inc.*	100	4,483
Phillips-Van Heusen	100	3,102
Pier 1 Imports, Inc.	300	3,381
Pinnacle Entertainment, Inc.*	100	1,833
Playboy Enterprises, Inc. (Class B) *	100	1,410
Playtex Products, Inc.*	100	1,100
Polaris Industries, Inc.	100	4,955
Polo Ralph Lauren Corp.	200	10,060
Prestige Brands Holdings, Inc.*	100	1,232
Priceline.com, Inc. *	100	1,932
Primedia, Inc. *	500	2,045
ProQuest Co.*	100	3,620
Pulte Homes, Inc.	600	25,752
Quiksilver, Inc.*	400	5,780
Radio One, Inc.(Class D) *	300	3,945
RadioShack Corp.	500	12,400
Rare Hospitality International, Inc.*	100	2,570
RC2 Corp. *	100	3,376
Reader’s Digest Association, Inc. (The)	300	4,791
Reebok International Ltd.	200	11,314
Regal Entertainment Group (Class A)	100	2,004
Regis Corp.	100	3,782
Rent-A-Center, Inc.*	200	3,862
Revlon, Inc.(Class A) *	500	1,610
RH Donnelley Corp. *	100	6,326
The accompanying notes are an integral part of the financial statements.

		Market
	Shares	Value
Rite Aid Corp. *	1,700	$6,596
Ross Stores, Inc.	500	11,850
Ruby Tuesday, Inc.	200	4,352
Rush Enterprises, Inc.(Class A) *	100	1,528
Russell Corp.	100	1,404
Ryan’s Restaurant Group, Inc.*	100	1,167
Ryland Group, Inc.	200	13,684
Saks, Inc.*	400	7,400
Scholastic Corp. *	100	3,696
Scientific Games Corp. *	200	6,200
SCP Pool Corp.	200	6,986
Sears Holdings Corp.*	300	37,326
Select Comfort Corp. *	100	1,998
Service Corp International/US	1,000	8,290
Sherwin-Williams Co. (The)	400	17,628
ShopKo Stores, Inc.*	100	2,552
Shuffle Master, Inc.*	100	2,643
Sinclair Broadcast Group, Inc. (Class A)	200	1,774
Sirius Satellite Radio, Inc. *	4,300	28,165
Six Flags, Inc.*	300	2,157
Skechers U.S.A., Inc. (Class A) *	100	1,637
Snap-On, Inc.	200	7,224
Sonic Automotive, Inc.	100	2,222
Sonic Corp.*	200	5,470
Sotheby’s Holdings (Class A)*	100	1,672
Source Interlink Cos, Inc.*	100	1,106
Spanish Broadcasting System (Class A) *	100	718
Speedway Motorsports, Inc.	100	3,633
Sports Authority, Inc. (The) *	100	2,944
Stage Stores, Inc.	100	2,687
Stamps.com, Inc.*	100	1,721
Standard-Pacific Corp.	200	8,302
Stanley Works (The)	300	14,004
Staples, Inc.	2,400	51,168
Starbucks Corp.*	1,300	65,130
Starwood Hotels & Resorts Worldwide, Inc.	700	40,019
Station Casinos, Inc.	200	13,272
Steak N Shake Co. (The) *	100	1,815
Steelcase, Inc.	200	2,892
Stein Mart, Inc.	100	2,030
Stewart Enterprises, Inc.	400	2,652
Stride Rite Corp.	100	1,282
Superior Industries International	100	2,152
Talbots, Inc.	100	2,992
Target Corp.	2,900	150,597
TBC Corp.*	100	3,449
Technical Olympic USA, Inc.	100	2,616
Tempur-Pedic International, Inc.*	100	1,184
Tenneco Automotive, Inc.*	100	1,751
Texas Roadhouse, Inc. (Class A) *	200	2,980
Thor Industries Inc	100	3,400
Tiffany & Co.	500	19,885
Timberland Co. (Class A) *	200	6,756
Time Warner, Inc.	14,900	269,839
Tivo, Inc. *	200	1,098
TJX Cos, Inc.	15,400	315,392
Toll Brothers, Inc.*	300	13,401
Too, Inc.*	100	2,743
Topps Co., Inc (The)	100	821
Tractor Supply Co.*	100	4,565
Triarc Cos, Inc.	100	1,527
Tribune Co.	800	27,112
TRW Automotive Holdings Corp. *	100	2,934
Tuesday Morning Corp.	100	2,587
Tupperware Corp.	200	4,556
United Auto Group, Inc.	100	3,304
Univision Communications, Inc. (Class A) *	700	18,571
Urban Outfitters, Inc.*	400	11,760
Vail Resorts, Inc.*	100	2,875
Valassis Communications, Inc.*	200	7,796
Valuevision Media, Inc. (Class A) *	100	1,135
Ventiv Health, Inc. *	100	2,621
VF Corp.	300	17,391
Viacom, Inc.(Class B)	4,600	151,846
Visteon Corp.	400	3,912
Walt Disney Co.	6,600	159,258
Walter Industries, Inc.	100	4,892
Warnaco Group, Inc. (The) *	200	4,382
Warner Music Group Corp. *	100	1,851
Washington Post Co., (The)(Class B)	18	14,445
WCI Communities, Inc.*	100	2,837
WebMD Corp. *	1,100	12,188
Weight Watchers International, Inc.*	100	5,158
Wendy’s International, Inc.	400	18,060
Westwood One, Inc.	300	5,967
Whirlpool Corp.	4,050	306,869
Williams-Sonoma, Inc.*	400	15,340
Winnebago Industries	100	2,897
WMS Industries, Inc.*	100	2,813
Wolverine World Wide, Inc.	200	4,210
Wynn Resorts Ltd. *	200	9,030
XM Satellite Radio Holdings, Inc. (Class A) *	700	25,137
Yankee Candle Co., Inc.	200	4,900
Yum! Brands, Inc.	900	43,569
Zale Corp.*	200	5,436

		6,611,052

Consumer Staples (2.7%)
Alberto-Culver Co.	200	8,950
Albertson’s, Inc.	1,200	30,780
Alliance One International, Inc.	300	1,062
Altria Group, Inc.	6,800	501,228
Anheuser-Busch Cos, Inc.	2,500	107,600
Archer-Daniels-Midland Co.	2,100	51,786
Avon Products, Inc.	1,500	40,500
The accompanying notes are an integral part of the financial statements.

		Market
	Shares	Value
BJ’s Wholesale Club, Inc.*	200	$5,560
Brown-Forman Corp. (Class B)	200	11,908
Campbell Soup Co.	800	23,800
Casey’s General Stores, Inc.	200	4,640
Chiquita Brands International, Inc.	100	2,795
Church & Dwight Co., Inc.	200	7,388
Clorox Co.	500	27,770
Coca-Cola Co.(The)	6,800	293,692
Coca-Cola Enterprises, Inc.	1,000	19,500
Colgate-Palmolive Co.	1,700	89,743
ConAgra Foods, Inc.	1,700	42,075
Constellation Brands, Inc.(Class A) *	600	15,600
Corn Products International, Inc.	200	4,034
Costco Wholesale Corp.	1,600	68,944
CVS Corp.	2,600	75,426
Dean Foods Co.*	500	19,430
Del Monte Foods Co.*	700	7,511
Delta & Pine Land Co.	100	2,641
Energizer Holdings, Inc.*	200	11,340
Flowers Foods, Inc.	200	5,456
General Mills, Inc.	1,000	48,200
Gillette Co. (The)	2,900	168,780
Gold Kist, Inc.*	200	3,910
Great Atlantic & Pacific Tea Co.*	100	2,836
Hain Celestial Group, Inc.*	100	1,940
Hansen Natural Corp.*	100	4,708
Hershey Co. (The)	600	33,786
HJ Heinz Co.	1,100	40,194
Hormel Foods Corp.	200	6,598
JM Smucker Co. (The)	200	9,708
Kellogg Co.	800	36,904
Kimberly-Clark Corp.	1,600	95,248
Kraft Foods, Inc.	800	24,472
Kroger Co. (The) *	2,400	49,416
Lancaster Colony Corp.	100	4,300
Lance, Inc.	100	1,746
Loews Corp — Carolina Group	200	7,926
Longs Drug Stores Corp.	100	4,289
McCormick & Co., Inc.	400	13,052
Molson Coors Brewing Co.	200	12,802
NBTY, Inc.*	200	4,700
Pathmark Stores, Inc.*	100	1,127
Pepsi Bottling Group, Inc.	500	14,275
PepsiAmericas, Inc.	200	4,546
PepsiCo., Inc.	5,500	311,905
Performance Food Group Co.*	200	6,312
Pilgrim’s Pride, Corp.	100	3,640
Procter & Gamble Co.	8,100	481,626
Ralcorp Holdings, Inc.*	100	4,192
Reynolds American, Inc.	300	24,906
Ruddick Corp.	100	2,305
Safeway, Inc.	1,500	38,400
Sanderson Farms, Inc.	100	3,716
Sara Lee Corp.	17,800	337,310
Smithfield Foods, Inc.*	300	8,904
Spectrum Brands, Inc.*	100	2,355
Supervalu, Inc.	400	12,448
Sysco Corp.	2,100	65,877
Tootsie Roll Industries, Inc.	100	3,175
TreeHouse Foods, Inc.*	100	2,688
Tyson Foods, Inc.	800	14,440
United Natural Foods, Inc.*	100	3,536
Universal Corp./Richmond VA	100	3,883
UST, Inc.	500	20,930
Vector Group Ltd.	105	2,101
Walgreen Co.	3,300	143,385
Wal-Mart Stores, Inc.	8,200	359,324
WD-40 Co.	100	2,651
Whole Foods Market, Inc.	200	26,890
Wild Oats Markets, Inc.*	100	1,286
WM Wrigley Jr Co.	600	43,128

		4,007,935

Energy (2.9%)
Amerada Hess Corp.	300	41,250
Anadarko Petroleum Corp.	800	76,600
Apache Corp.	1,100	82,742
Arch Coal, Inc.	200	13,500
ATP Oil & Gas Corp.*	100	3,284
Atwood Oceanics, Inc.*	100	8,421
Baker Hughes, Inc.	1,100	65,648
Berry Petroleum Co. (Class A)	100	6,669
BJ Services Co.	1,000	35,990
BP PLC	2,200	155,870
Burlington Resources, Inc.	1,300	105,716
Cabot Oil & Gas Corp.	200	10,102
Cal Dive International, Inc.*	100	6,341
CARBO Ceramics, Inc.*	100	6,599
Carrizo Oil & Gas, Inc.*	100	2,930
Cheniere Energy, Inc.*	200	8,272
Chesapeake Energy Corp.	1,000	38,250
Chevron Corp.	7,400	479,002
Cimarex Energy Co.*	300	13,599
Comstock Resources, Inc.*	100	3,281
ConocoPhillips	4,600	321,586
Cooper Cameron Corp.*	200	14,786
Covanta Holding Corp.*	400	5,372
Delta Petroleum Corp.*	100	2,080
Denbury Resources, Inc.*	200	10,088
Devon Energy Corp.	1,600	109,824
Diamond Offshore Drilling, Inc.	200	12,250
Edge Petroleum Corp.*	100	2,639
El Paso Corp.	2,100	29,190
Encore Acquisition Co.*	200	7,770
Energy Partners Ltd.*	100	3,122
The accompanying notes are an integral part of the financial statements.

		Market
	Shares	Value
ENSCO International, Inc.	500	$23,295
EOG Resources, Inc.	800	59,920
Exxon Mobil Corp.	20,800	1,321,632
FMC Technologies, Inc.*	200	8,422
Forest Oil Corp.*	200	10,420
Frontier Oil Corp.	200	8,870
FuelCell Energy, Inc.*	200	2,194
FX Energy, Inc.*	100	1,197
Gasco Energy, Inc.*	200	1,330
Global Industries Ltd. *	300	4,422
Grant Prideco, Inc.*	400	16,260
Grey Wolf, Inc.*	600	5,058
Halliburton Co.	1,500	102,780
Hanover Compressor Co.*	300	4,158
Harvest Natural Resources, Inc.*	100	1,073
Helmerich & Payne, Inc.	200	12,078
Holly Corp.	100	6,398
Hornbeck Offshore Services, Inc.*	100	3,663
Houston Exploration Co.*	100	6,725
Hydril *	100	6,864
Input/Output, Inc.*	200	1,596
KCS Energy, Inc.*	200	5,506
Kerr-McGee Corp.	400	38,844
KFX, Inc.*	200	3,424
Kinder Morgan, Inc.	300	28,848
Lone Star Technologies, Inc.*	100	5,559
Marathon Oil Corp.	1,200	82,716
Massey Energy Co.	300	15,321
Maverick Tube Corp.*	100	3,000
McMoRan Exploration Co.*	100	1,944
Meridian Resource Corp.*	300	1,251
Murphy Oil Corp.	500	24,935
National Oilwell Varco, Inc.*	600	39,480
Newfield Exploration Co.*	400	19,640
Newpark Resources *	300	2,526
Noble Energy, Inc.	600	28,140
Occidental Petroleum Corp.	1,300	111,059
Oceaneering International, Inc.*	100	5,341
Offshore Logistics, Inc.*	100	3,700
Oil States International, Inc.*	100	3,631
Overseas Shipholding Group	100	5,833
Parallel Petroleum Corp.*	100	1,400
Parker Drilling Co.*	300	2,781
Patterson-UTI Energy, Inc.	600	21,648
Peabody Energy Corp.	400	33,740
Penn Virginia Corp.	100	5,771
PetroHawk Energy Corp.*	200	2,882
Petroquest Energy, Inc.*	100	1,044
Pioneer Drilling Co.*	100	1,952
Pioneer Natural Resources Co.	500	27,460
Plains Exploration & Production Co.*	300	12,846
Plug Power, Inc.*	200	1,360
Pogo Producing Co.	200	11,788
Pride International, Inc.*	500	14,255
Quicksilver Resources, Inc.*	200	9,558
Range Resources Corp.	300	11,583
Remington Oil & Gas Corp.*	100	4,150
Resource America, Inc. (Class A)	100	1,773
Rowan Cos, Inc.	400	14,196
RPC, Inc.	100	2,576
SEACOR Holdings, Inc.*	100	7,258
Smith International, Inc.	700	23,317
Southwestern Energy Co.*	200	14,680
Spinnaker Exploration Co.*	100	6,469
St Mary Land & Exploration Co.	200	7,320
Stone Energy Corp.*	100	6,104
Sunoco, Inc.	500	39,100
Superior Energy Services *	300	6,927
Swift Energy Co.*	100	4,575
Syntroleum Corp.*	100	1,456
Tesoro Corp.	200	13,448
Tetra Technologies, Inc.*	100	3,122
Tidewater, Inc.	200	9,734
Todco (Class A) *	200	8,342
Toreador Resources Corp.*	100	3,540
Transmontaigne, Inc.*	100	799
Unit Corp.*	200	11,056
Universal Compression Holdings, Inc.*	100	3,977
Valero Energy Corp.	1,000	113,060
Veritas DGC, Inc.*	100	3,662
Vintage Petroleum, Inc.	200	9,132
Western Gas Resources, Inc.	200	10,246
W-H Energy Services, Inc.*	100	3,242
Whiting Petroleum Corp.*	100	4,384
Williams Cos, Inc.	1,900	47,595
World Fuel Services Corp.	100	3,245
XTO Energy, Inc.	1,200	54,384

		4,324,763

Financials (8.2%)
21st Century Insurance Group	100	1,595
Aames Investment Corp.	200	1,256
Acadia Realty Trust	100	1,799
Accredited Home Lenders Holding Co.*	100	3,516
Advance America Cash Advance Centers, Inc.	200	2,650
Advanta Corp. (Class B)	100	2,823
Affiliated Managers Group *	100	7,242
Affordable Residential Communities	100	1,011
Aflac, Inc.	1,600	72,480
AG Edwards, Inc.	300	13,143
Alabama National Bancorporation	100	6,394
Alexandria Real Estate Equities, Inc.	100	8,269
Alfa Corp.	100	1,668
Allied Capital Corp.	400	11,452
Allmerica Financial Corp.*	200	8,228
The accompanying notes are an integral part of the financial statements.

		Market
	Shares	Value
Allstate Corp. (The)	4,825	$266,774
AMB Property Corp.	300	13,470
AMBAC Financial Group, Inc.	400	28,824
Amcore Financial, Inc.	100	3,121
Amegy Bancorp, Inc.	200	4,526
American Campus Communities, Inc.	100	2,402
American Capital Strategies Ltd.	300	10,998
American Equity Investment Life Holding Co.	100	1,135
American Express Co.	3,600	206,784
American Financial Group, Inc./Ohio	200	6,786
American Financial Realty Trust	400	5,680
American Home Mortgage Investment Corp.	100	3,030
American International Group, Inc.	7,500	464,700
AmeriCredit Corp.*	500	11,935
Ameritrade Holding Corp.*	800	17,184
AmerUs Group Co.	100	5,737
AMLI Residential Properties Trust	100	3,207
AmSouth Bancorp	1,100	27,786
Anchor Bancorp Wisconsin, Inc.	100	2,948
Annaly Mortgage Management, Inc.	400	5,180
Anthracite Capital, Inc.	200	2,316
Anworth Mortgage Asset Corp.	200	1,654
AON Corp.	8,500	272,680
Apartment Investment & Management Co.	300	11,634
Apollo Investment Corp,	200	3,960
Archipelago Holdings, Inc.*	100	3,985
Archstone-Smith Trust	600	23,922
Arden Realty, Inc.	200	8,234
Argonaut Group, Inc.*	100	2,701
Arthur J Gallagher & Co.	300	8,643
Ashford Hospitality Trust, Inc.	100	1,076
Associated Banc-Corp.	400	12,192
Assurant, Inc.	400	15,224
Astoria Financial Corp.	300	7,926
AvalonBay Communities, Inc.	200	17,140
Bancorpsouth, Inc.	300	6,855
Bank Mutual Corp.	200	2,144
Bank of America Corp.	13,100	551,510
Bank of Hawaii Corp.	200	9,844
Bank of New York Co., Inc. (The)	2,500	73,525
BankAtlantic Bancorp, Inc. (Class A)	100	1,699
Bankunited Financial Corp. (Class A)	100	2,287
BB&T Corp.	1,800	70,290
Bear Stearns Cos Inc. (The)	400	43,900
Bedford Property Investors	100	2,384
BioMed Realty Trust, Inc.	100	2,480
BlackRock Inc/New York (Class A)	100	8,862
BOK Financial Corp.	100	4,817
Boston Private Financial Holdings, Inc.	100	2,654
Boston Properties, Inc.	400	28,360
Brandywine Realty Trust	200	6,218
BRE Properties, Inc.	200	8,900
Bristol West Holdings, Inc.	100	1,825
Brookline Bancorp, Inc.	200	3,164
Brown & Brown, Inc.	200	9,938
Calamos Asset Management, Inc. (Class A)	100	2,468
Camden Property Trust	200	11,150
Capital Automotive REIT	100	3,871
Capital One Financial Corp.	800	63,616
CapitalSource, Inc.*	200	4,360
Capitol Federal Financial	100	3,422
CarrAmerica Realty Corp.	200	7,190
Cascade Bancorp	100	2,089
Cash America International, Inc.	100	2,075
Cathay General Bancorp (Class B)	200	7,092
CB Richard Ellis Group, Inc. (Class A)*	200	9,840
CBL & Associates Properties, Inc.	100	4,099
Cedar Shopping Centers, Inc.	100	1,447
Centerpoint Properties Trust	200	8,960
Central Pacific Financial Corp.	100	3,518
Charles Schwab Corp. (The)	3,400	49,062
CharterMac	100	2,050
Chemical Financial Corp.	100	3,250
Chicago Mercantile Exchange Holdings, Inc.	100	33,730
Chittenden Corp.	200	5,302
Chubb Corp.	600	53,730
Cincinnati Financial Corp.	600	25,134
CIT Group, Inc.	700	31,626
Citigroup, Inc.	24,625	1,120,930
Citizens Banking Corp.	100	2,840
City Holding Co.	100	3,576
City National Corp./Beverly Hills, California	100	7,009
CMGI, Inc.*	1,600	2,672
CNA Financial Corp.*	100	2,987
Colonial BancGroup Inc. (The)	500	11,200
Colonial Properties Trust	100	4,448
Columbia Banking System, Inc.	100	2,623
Comerica, Inc.	3,675	216,458
Commerce Bancorp, Inc./New Jersey	500	15,345
Commerce Bancshares Inc/Kansas City, Missouri	200	10,296
Commerce Group, Inc.	100	5,802
Commercial Capital Bancorp, Inc.	200	3,400
Commercial Federal Corp.	100	3,414
Commercial Net Lease Realty	200	4,000
Community Bank System, Inc.	100	2,260
Community Banks, Inc.	100	2,811
Community Trust Bancorp, Inc.	100	3,218
Compass Bancshares, Inc.	400	18,332
CompuCredit Corp.*	100	4,442
Conseco, Inc.*	500	10,555
Corporate Office Properties Trust SBI MD	100	3,495
Corus Bankshares, Inc.	100	5,483
Countrywide Financial Corp.	1,900	62,662
Cousins Properties, Inc.	100	3,022
Crescent Real Estate EQT Co.	300	6,153
The accompanying notes are an integral part of the financial statements.

		Market
	Shares	Value
Criimi MAE, Inc.*	100	$1,721
Cullen/Frost Bankers, Inc.	200	9,868
CVB Financial Corp.	200	3,720
Delphi Financial Group	100	4,680
Developers Diversified Realty Corp.	400	18,680
DiamondRock Hospitality Co.	100	1,175
Dime Community Bancshares	100	1,472
Direct General Corp.	100	1,973
Doral Financial Corp.	300	3,921
Downey Financial Corp.	100	6,090
Duke Realty Corp.	500	16,940
E*Trade Financial Corp.*	1,200	21,120
East West Bancorp, Inc.	200	6,808
EastGroup Properties, Inc.	100	4,375
Eaton Vance Corp.	400	9,928
Education Realty Trust, Inc.	100	1,670
Entertainment Properties Trust	100	4,463
Equity Inns, Inc.	200	2,700
Equity Lifestyle Properties, Inc.	100	4,500
Equity Office Properties Trust	1,300	42,523
Equity One, Inc.	100	2,325
Equity Residential	900	34,065
Erie Indemnity Co.	100	5,275
Essex Property Trust, Inc.	100	9,000
Extra Space Storage, Inc.	100	1,538
Fannie Mae	10,150	454,923
Federal Realty Invs Trust	200	12,186
Federated Investors, Inc. (Class B)	300	9,969
FelCor Lodging Trust, Inc.*	200	3,030
Fidelity Bankshares, Inc.	100	3,055
Fidelity National Financial, Inc.	500	22,260
Fieldstone Investment Corp.	200	2,332
Fifth Third Bancorp	1,500	55,095
Financial Federal Corp.	100	3,980
First American Corp.	300	13,701
First Bancorp/Puerto Rico	200	3,384
First Charter Corp.	100	2,448
First Commonwealth Financial Corp.	200	2,666
First Financial Bancorp	100	1,860
First Financial Bankshares, Inc.	100	3,483
First Horizon National Corp.	400	14,540
First Industrial Realty Trust, Inc.	100	4,005
First Marblehead Corp. (The)	100	2,540
First Merchants Corp.	100	2,583
First Midwest Bancorp, Inc./Illinois	200	7,448
First Niagara Financial Group, Inc.	400	5,776
First Place Financial Corp./Ohio	100	2,217
First Potomac Realty Trust	100	2,570
First Republic Bank/San Francisco, California	100	3,523
First State Bancorporation/New Mexico	100	2,119
FirstFed Financial Corp.*	100	5,381
FirstMerit Corp.	300	8,037
Flagstar Bancorp, Inc.	100	1,610
Flushing Financial Corp.	100	1,637
FNB Corp./Pennsylvania	200	3,456
Forest City Enterprises, Inc. (Class A)	200	7,620
Franklin Bank Corp./Houston, Texas *	100	1,615
Franklin Resources, Inc.	500	41,980
Freddie Mac	7,250	409,335
Fremont General Corp.	200	4,366
Friedman Billings Ramsey Group, Inc. (Class A)	500	5,095
Frontier Financial Corp.	100	2,900
Fulton Financial Corp.	500	8,375
Gables Residential Trust	100	4,365
General Growth Properties, Inc.	600	26,958
Genworth Financial, Inc.	700	22,568
Getty Realty Corp.	100	2,878
Glacier Bancorp, Inc.	100	3,087
Glenborough Realty Trust, Inc.	100	1,920
Glimcher Realty Trust	100	2,447
Global Signal, Inc.	100	4,474
GMH Communities Trust	100	1,467
Gold Banc Corp., Inc.	100	1,490
Golden West Financial Corp.	800	47,512
Goldman Sachs Group, Inc.	1,400	170,212
Greater Bay Bancorp	200	4,928
Hancock Holding Co.	100	3,414
Hanmi Financial Corp.	100	1,795
Harbor Florida Bancshares, Inc.	100	3,627
Hartford Financial Services Group, Inc.	1,000	77,170
HCC Insurance Holdings, Inc.	300	8,559
Health Care Property Investors, Inc.	400	10,796
Health Care REIT, Inc.	200	7,418
Healthcare Realty Trust, Inc.	200	8,028
Heritage Property Investment Trust	100	3,500
Hibernia Corp. (Class A)	500	15,020
Highland Hospitality Corp.	100	1,026
Highwoods Properties, Inc.	200	5,902
Hilb Rogal & Hobbs Co.	100	3,732
Home Properties, Inc.	100	3,925
HomeBanc Corp./Atlanta, Georgia	200	1,544
Horace Mann Educators Corp.	100	1,978
Hospitality Properties Trust	200	8,572
Host Marriott Corp.	1,100	18,590
HRPT Properties Trust	700	8,687
Hudson City Bancorp, Inc.	1,900	22,610
Hudson United Bancorp	100	4,233
Huntington Bancshares, Inc./Ohio	800	17,976
IMPAC Mortgage Holdings, Inc.	300	3,678
Independence Community Bank Corp.	300	10,227
Independent Bank Corp/Rockland, Massachusetts	100	3,038
IndyMac Bancorp, Inc.	200	7,916
Infinity Property & Casualty Corp.	100	3,509
Inland Real Estate Corp.	200	3,132
Innkeepers USA Trust	100	1,545
The accompanying notes are an integral part of the financial statements.

		Market
	Shares	Value
Instinet Group, Inc.*	400	$1,988
Integra Bank Corp.	100	2,170
Interchange Financial Services Corp.	100	1,726
International Bancshares Corp.	200	5,940
Investment Technology Group, Inc.*	100	2,960
Investors Financial Services Corp.	200	6,580
Investors Real Estate Trust	200	1,900
Irwin Financial Corp.	100	2,039
iStar Financial, Inc.	400	16,172
Janus Capital Group, Inc.	700	10,115
Jefferies Group, Inc.	200	8,710
Jefferson-Pilot Corp.	400	20,468
Jones Lang LaSalle, Inc.	100	4,606
JPMorgan Chase & Co.	17,900	607,347
Keycorp	1,300	41,925
Kilroy Realty Corp.	100	5,603
Kimco Realty Corp.	600	18,852
Kite Realty Group Trust	100	1,492
KNBT Bancorp, Inc.	100	1,557
Knight Capital Group, Inc.*	400	3,324
LaBranche & Co., Inc.*	200	1,738
Lakeland Bancorp, Inc.	100	1,533
LandAmerica Financial Group, Inc.	100	6,465
LaSalle Hotel Properties	100	3,445
Legg Mason, Inc.	400	43,876
Lehman Brothers Holdings, Inc.	900	104,832
Leucadia National Corp.	300	12,930
Lexington Corporate Properties Trust	200	4,710
Liberty Property Trust	300	12,762
Lincoln National Corp.	600	31,212
Loews Corp.	2,175	200,992
LTC Properties, Inc.	100	2,120
Luminent Mortgage Capital, Inc.	100	755
M&T Bank Corp.	300	31,713
Macerich Co. (The)	200	12,988
Mack-Cali Realty Corp.	200	8,988
MAF Bancorp, Inc.	100	4,100
Maguire Properties, Inc.	100	3,005
Main Street Banks, Inc.	100	2,680
Marsh & McLennan Cos, Inc.	1,700	51,663
Marshall & Ilsley Corp.	700	30,457
MB Financial, Inc.	100	3,898
MBIA, Inc.	400	24,248
MBNA Corp.	4,100	101,024
MBT Financial Corp.	100	1,843
MCG Capital Corp.	200	3,374
Mcgrath Rentcorp	100	2,833
Mellon Financial Corp.	1,400	44,758
Mercantile Bankshares Corp.	300	16,164
Mercury General Corp.	100	5,999
MeriStar Hospitality Corp.*	300	2,739
Merrill Lynch & Co., Inc.	3,100	190,185
Metlife, Inc.	5,975	297,734
Metlife, Inc.	1,400	69,762
Metris Cos., Inc.*	200	2,926
MFA Mortgage Investments, Inc.	300	1,839
MGIC Investment Corp.	300	19,260
Mid-America Apartment Communities, Inc.	100	4,651
Mid-State Bancshares	100	2,751
Mills Corp. (The)	200	11,016
Moody’s Corp.	800	40,864
Morgan Stanley	9,275	500,294
MortgageIT Holdings, Inc.	100	1,422
Nasdaq Stock Market Inc. (The)*	200	5,070
National City Corp.	1,800	60,192
National Financial Partners Corp.	100	4,514
National Health Investors, Inc.	100	2,761
National Penn Bancshares, Inc.	100	2,489
Nationwide Financial Services	200	8,010
Nationwide Health Properties, Inc.	200	4,660
NBT Bancorp, Inc.	100	2,359
Nelnet, Inc.*	100	3,801
Netbank, Inc.	200	1,662
New Century Financial Corp.	200	7,254
New Plan Excel Realty Trust	300	6,885
New York Community Bancorp, Inc.	900	14,760
NewAlliance Bancshares, Inc.	400	5,856
Newcastle Investment Corp.	100	2,790
North Fork Bancorporation, Inc.	1,600	40,800
Northern Trust Corp.	600	30,330
Northwest Bancorp, Inc.	100	2,125
Novastar Financial, Inc.	100	3,299
Nuveen Investments, Inc. (Class A)	200	7,878
Ohio Casualty Corp.	200	5,424
Old National Bancorp/Indiana	200	4,244
Old Republic International Corp.	600	16,002
Omega Healthcare Investors, Inc.	200	2,784
optionsXpress Holdings, Inc.	100	1,904
Oriental Financial Group	100	1,224
Pacific Capital Bancorp	200	6,658
Pan Pacific Retail Properties, Inc.	100	6,590
Partners Trust Financial Group, Inc.	200	2,304
Pennsylvania Real Estate Investment Trust	100	4,218
People’s Bank/Bridgeport, Connecticut	200	5,796
PFF Bancorp, Inc.	100	3,026
Philadelphia Consolidated Holding Co.*	100	8,490
Phoenix Cos Inc.(The)	300	3,660
Piper Jaffray Cos *	100	2,986
Plum Creek Timber Co., Inc. (REIT)	600	22,746
PMI Group Inc. (The)	300	11,961
PNC Financial Services Group, Inc.	900	52,218
Popular, Inc.	900	21,798
Portfolio Recovery Associates, Inc.*	100	4,318
Post Properties, Inc.	100	3,725
Prentiss Properties Trust	100	4,060
The accompanying notes are an integral part of the financial statements.

		Market
	Shares	Value
Presidential Life Corp.	100	$1,800
Principal Financial Group	1,000	47,370
PrivateBancorp, Inc.	100	3,428
ProAssurance Corp.*	100	4,667
Progressive Corp. (The)	700	73,339
Prologis	779	34,517
Prosperity Bancshares, Inc.	100	3,025
Protective Life Corp.	200	8,236
Provident Bankshares Corp.	100	3,478
Provident Financial Services, Inc.	200	3,520
Provident New York Bancorp	100	1,167
Providian Financial Corp.*	1,000	17,680
Prudential Financial, Inc.	1,700	114,852
PS Business Parks, Inc.	100	4,580
Public Storage, Inc.	300	20,100
Radian Group, Inc.	300	15,930
RAIT Investment Trust	100	2,850
Ramco-Gershenson Properties	100	2,919
Raymond James Financial, Inc.	200	6,424
Rayonier, Inc.	200	11,524
Realty Income Corp.	300	7,173
Reckson Associates Realty Corp.	300	10,365
Redwood Trust, Inc.	100	4,861
Regency Centers Corp.	200	11,490
Regions Financial Corp.	1,500	46,680
Reinsurance Group Of America	100	4,470
Republic Bancorp, Inc./Michigan	200	2,828
R-G Financial Corp. (Class B)	100	1,375
RLI Corp.	100	4,626
S&T Bancorp, Inc.	100	3,780
Safeco Corp.	400	21,352
Sandy Spring Bancorp, Inc.	100	3,370
Saxon Capital, Inc.	200	2,370
SEI Investments Co.	200	7,516
Selective Insurance Group	100	4,890
Senior Housing Properties Trust	200	3,800
Shurgard Storage Centers, Inc.	200	11,174
Simmons First National Corp. (Class A)	100	2,852
Simon Property Group, Inc.	600	44,472
Sky Financial Group, Inc.	300	8,433
SL Green Realty Corp.	100	6,818
SLM Corp.	1,400	75,096
South Financial Group, Inc.(The)	200	5,368
Sovereign Bancorp, Inc.	1,200	26,448
Sovran Self Storage, Inc.	100	4,895
Spirit Finance Corp.	200	2,250
St Joe Co. (The)	300	18,735
St Paul Travelers Cos, Inc. (The)	2,200	98,714
Stancorp Financial Group, Inc.	100	8,420
Sterling Bancorp/New York	100	2,251
Sterling Bancshares, Inc./Texas	200	2,942
Sterling Financial Corp./Pennsylvania	100	2,015
Sterling Financial Corp./Washington	100	2,255
Stewart Information Services Corp.	100	5,120
Strategic Hotel Capital, Inc.	100	1,826
Sun Communities, Inc.	100	3,276
Sunstone Hotel Investors, Inc.	100	2,439
SunTrust Banks, Inc.	1,200	83,340
Susquehanna Bancshares, Inc.	200	4,808
Synovus Financial Corp.	1,000	27,720
T Rowe Price Group, Inc.	400	26,120
Tanger Factory Outlet Centrs	100	2,781
Taubman Centers, Inc.	200	6,340
TCF Financial Corp.	400	10,700
TD Banknorth, Inc.	300	9,042
Texas Capital Bancshares, Inc.*	100	2,115
Texas Regional Bancshares, Inc.	100	2,879
Thornburg Mortgage, Inc.	300	7,518
TierOne Corp.	100	2,631
Torchmark Corp.	5,850	309,056
Town & Country Trust (The)	100	2,902
Trammell Crow Co.*	100	2,468
Transatlantic Holdings, Inc.	100	5,700
Trizec Properties, Inc.	300	6,918
Trustco Bank Corp. New York	300	3,759
Trustmark Corp.	200	5,570
Trustreet Properties, Inc.	200	3,130
UCBH Holdings, Inc.	300	5,496
UICI	100	3,600
UMB Financial Corp.	100	6,568
Umpqua Holdings Corp.	100	2,432
UnionBanCal Corp.	200	13,944
United Bankshares, Inc.	100	3,495
United Community Banks Inc/Georgia	100	2,850
United Community Financial Corp./Ohio	100	1,122
United Dominion Realty Trust, Inc.	400	9,480
United Fire & Casualty Co.	100	4,511
Unitrin, Inc.	200	9,492
Universal American Financial Corp.*	100	2,274
Unizan Financial Corp.	100	2,421
UnumProvident Corp.	1,000	20,500
Urstadt Biddle Properties, Inc. (Class A)	100	1,516
USI Holdings Corp.*	200	2,598
U-Store-It Trust	100	2,027
Valley National Bancorp	400	9,160
Ventas, Inc.	300	9,660
Vornado Realty Trust	400	34,648
W Holding Co., Inc.	400	3,824
Wachovia Corp.	5,100	242,709
Waddell & Reed Financial, Inc.	300	5,808
Washington Federal, Inc.	300	6,768
Washington Mutual, Inc.	2,800	109,816
Washington Real Estate Investment Trust	100	3,111
Webster Financial Corp.	200	8,992
Weingarten Realty Investors	300	11,355
The accompanying notes are an integral part of the financial statements.

		Market
	Shares	Value
Wells Fargo & Co.	5,500	$322,135
WesBanco Inc.	100	2,750
West Bancorporation, Inc.	100	1,852
West Coast Bancorp/Oregon	100	2,500
Westamerica Bancorporation	100	5,165
Westcorp	100	5,890
Whitney Holding Corp.	200	5,408
Wilmington Trust Corp.	200	7,290
Winston Hotels, Inc.	100	1,000
Wintrust Financial Corp.	100	5,026
World Acceptance Corp.*	100	2,541
WR Berkley Corp.	400	15,792
XL Capital Ltd. (Class A)	4,125	280,624
Zenith National Insurance Corp.	100	6,269
Zions Bancorporation	300	21,363

		11,989,355

Health Care (4.6%)
Aastrom Biosciences, Inc.*	400	940
Abbott Laboratories	5,100	216,240
Abgenix, Inc.*	300	3,804
Adolor Corp.*	100	1,068
Advanced Medical Optics, Inc.*	200	7,590
Advanced Neuromodulation Systems, Inc.*	100	4,746
Aetna, Inc.	1,000	86,140
Affymetrix, Inc.*	200	9,246
Albany Molecular Research, Inc.*	100	1,218
Alexion Pharmaceuticals, Inc.*	100	2,768
Align Technology, Inc.*	200	1,344
Alkermes, Inc.*	300	5,040
Allergan, Inc.	400	36,648
Alpharma, Inc.(Class A)	100	2,487
Amedisys, Inc.*	100	3,900
American Healthways, Inc.*	100	4,240
American Medical Systems Holdings, Inc.*	200	4,030
American Pharmaceutical Partners, Inc.*	100	4,566
American Retirement Corp.*	100	1,883
AMERIGROUP Corp.*	200	3,824
AmerisourceBergen Corp.	3,925	303,403
Amgen, Inc.*	4,100	326,647
Amsurg Corp.*	100	2,736
Amylin Pharmaceuticals, Inc.*	300	10,437
Andrx Corp.*	200	3,086
Applera Corp — Applied Biosystems Group	600	13,944
Applera Corp — Celera Genomics Group *	300	3,639
Apria Healthcare Group, Inc.*	200	6,382
Arena Pharmaceuticals, Inc.*	100	990
Ariad Pharmaceuticals, Inc.*	200	1,486
Arrow International, Inc.	100	2,820
Arthrocare Corp.*	100	4,022
Aspect Medical Systems, Inc.*	100	2,963
Atherogenics, Inc.*	100	1,603
AVANIR Pharmaceuticals (Class A) *	400	1,236
Barr Pharmaceuticals, Inc.*	300	16,476
Bausch & Lomb, Inc.	200	16,136
Baxter International, Inc.	2,000	79,740
Beckman Coulter, Inc.	200	10,796
Becton Dickinson & Co.	800	41,944
Beverly Enterprises, Inc.*	400	4,900
Bioenvision, Inc.*	100	803
Biogen Idec, Inc.*	1,100	43,428
BioMarin Pharmaceuticals, Inc.*	300	2,619
Biomet, Inc.	800	27,768
Bio-Rad Laboratories, Inc. (Class A) *	100	5,499
Biosite, Inc.*	100	6,186
Boston Scientific Corp.*	2,100	49,077
Bristol-Myers Squibb Co.	15,425	371,126
Cambrex Corp.	100	1,896
Cardinal Health, Inc.	1,400	88,816
Caremark Rx, Inc.*	1,500	74,895
Celgene Corp.*	500	27,160
Cell Genesys, Inc.*	200	1,096
Centene Corp.*	100	2,503
Cephalon, Inc.*	200	9,284
Cepheid, Inc.*	200	1,478
Cerner Corp.*	100	8,693
Charles River Laboratories International, Inc.*	200	8,724
Chemed Corp.	100	4,334
Chiron Corp.*	400	17,448
Cigna Corp.	400	47,144
Community Health Systems, Inc.*	300	11,643
Conmed Corp.*	100	2,788
Connetics Corp.*	100	1,691
Cooper Cos, Inc. (The)	200	15,322
Covance, Inc.*	200	9,598
Coventry Health Care, Inc.*	400	34,408
CR Bard, Inc.	400	26,412
Cross Country Healthcare, Inc.*	100	1,856
Cubist Pharmaceuticals, Inc.*	200	4,308
CV Therapeutics, Inc.*	100	2,675
Cyberonics, Inc.*	100	2,984
Cypress Bioscience, Inc.*	100	541
Cytyc Corp.*	400	10,740
Dade Behring Holdings, Inc.	300	10,998
DaVita, Inc.*	300	13,821
deCODE genetics, Inc.*	200	1,678
Dendreon Corp.*	200	1,342
Dendrite International, Inc.*	100	2,009
Dentsply International, Inc.	300	16,206
Diagnostic Products Corp.	100	5,273
Digene Corp.*	100	2,850
Dionex Corp.*	100	5,425
Discovery Laboratories, Inc.*	200	1,290
DJ Orthopedics, Inc.*	100	2,894
Dov Pharmaceutical, Inc.*	100	1,698
The accompanying notes are an integral part of the financial statements.

		Market
	Shares	Value
Edwards Lifesciences Corp.*	200	$8,882
Eli Lilly & Co.	3,200	171,264
Encysive Pharmaceuticals, Inc.*	200	2,356
Endo Pharmaceuticals Holdings, Inc.*	200	5,334
Enzo Biochem, Inc.*	100	1,536
Enzon Pharmaceuticals, Inc.*	200	1,326
Exelixis, Inc.*	300	2,301
Express Scripts, Inc.*	400	24,880
Eyetech Pharmaceuticals, Inc.*	100	1,796
First Horizon Pharmaceutical Corp.*	100	1,987
Fisher Scientific International, Inc.*	400	24,820
Forest Laboratories, Inc.*	1,100	42,867
Genentech, Inc.*	1,500	126,315
Genesis HealthCare Corp.*	100	4,032
Gen-Probe, Inc.*	200	9,890
Gentiva Health Services, Inc.*	100	1,812
Genzyme Corp.*	800	57,312
Geron Corp.*	200	2,054
Gilead Sciences, Inc.*	1,500	73,140
Greatbatch, Inc.*	100	2,744
Guidant Corp.	1,100	75,779
Haemonetics Corp./Massachusetts *	100	4,753
HCA, Inc.	4,375	209,650
Health Management Associates, Inc. (Class A)	800	18,776
Health Net, Inc.*	400	18,928
HealthExtras, Inc.*	100	2,138
HealthTronics, Inc.*	100	996
Henry Schein, Inc.*	300	12,786
Hillenbrand Industries, Inc.	200	9,410
Hologic, Inc.*	100	5,775
Hospira, Inc.*	500	20,485
Human Genome Sciences, Inc.*	400	5,436
Humana, Inc.*	500	23,940
ICOS Corp.*	200	5,524
Idexx Laboratories, Inc.*	100	6,688
I-Flow Corp.*	100	1,371
Illumina, Inc.*	100	1,281
ImClone Systems, Inc.*	200	6,290
Immucor, Inc.*	200	5,488
IMS Health, Inc.	700	17,619
Inamed Corp.*	100	7,568
Incyte Corp.*	300	1,410
Inspire Pharmaceuticals, Inc.*	200	1,520
Integra LifeSciences Holdings Corp.*	100	3,826
Intermagnetics General Corp.*	100	2,794
InterMune, Inc.*	100	1,655
Intuitive Surgical, Inc.*	100	7,329
Invacare Corp.	100	4,167
Inverness Medical Innovations, Inc.*	100	2,653
Invitrogen Corp.*	200	15,046
IRIS International, Inc.*	100	1,844
Isis Pharmaceuticals, Inc.*	200	1,010
IVAX Corp.*	700	18,452
Johnson & Johnson	9,700	613,816
Keryx Biopharmaceuticals, Inc.*	100	1,576
Kindred Healthcare, Inc.*	100	2,980
Kinetic Concepts, Inc.*	200	11,360
King Pharmaceuticals, Inc.*	800	12,304
Kos Pharmaceuticals, Inc.*	100	6,693
KV Pharmaceutical Co.*	100	1,777
Kyphon, Inc.*	100	4,394
LabOne, Inc.*	100	4,350
Laboratory Corp of America Holdings*	400	19,484
Laserscope *	100	2,818
LCA-Vision, Inc.	100	3,712
Lifecell Corp.*	100	2,163
LifePoint Hospitals, Inc.*	200	8,746
Lincare Holdings, Inc.*	300	12,315
Magellan Health Services, Inc.*	100	3,515
Manor Care, Inc.	300	11,523
Martek Biosciences Corp.*	100	3,513
Matria Healthcare, Inc.*	100	3,775
McKesson Corp.	1,000	47,450
Medarex, Inc.*	400	3,808
Medco Health Solutions, Inc.*	1,000	54,830
Medicines Co.*	200	4,602
Medicis Pharmaceutical Corp. (Class A)	200	6,512
Medimmune, Inc.*	800	26,920
Medtronic, Inc.*	3,900	209,118
Mentor Corp.	100	5,501
Merck & Co., Inc.	7,100	193,191
Merge Technologies, Inc.*	100	1,709
Merit Medical Systems, Inc.*	100	1,774
MGI Pharma, Inc.*	200	4,662
Millennium Pharmaceuticals, Inc.*	1,000	9,330
Millipore Corp.*	200	12,578
Monogram Biosciences, Inc.*	400	940
Mylan Laboratories, Inc.	700	13,482
Myogen, Inc.*	100	2,350
Myriad Genetics, Inc.*	100	2,186
Nabi Biopharmaceuticals *	200	2,620
NDCHealth Corp.	100	1,892
Nektar Therapeutics *	300	5,085
Neurocrine Biosciences, Inc.*	100	4,919
NitroMed, Inc.*	100	1,800
Northfield Laboratories, Inc.*	100	1,290
Noven Pharmaceuticals, Inc.*	100	1,400
NPS Pharmaceuticals, Inc.*	100	1,011
NuVasive, Inc.*	100	1,874
Nuvelo, Inc.*	200	1,920
Oakley, Inc.	100	1,734
Odyssey HealthCare, Inc.*	100	1,697
Omnicare, Inc.	300	16,869
Onyx Pharmaceuticals, Inc.*	100	2,498
Option Care, Inc.	100	1,464
The accompanying notes are an integral part of the financial statements.

		Market
	Shares	Value
OraSure Technologies, Inc.*	200	$1,886
OSI Pharmaceuticals, Inc.*	200	5,848
Owens & Minor, Inc.	100	2,935
Pacificare Health Systems*	300	23,934
Palomar Medical Technologies, Inc.*	100	2,623
Par Pharmaceutical Cos, Inc.*	100	2,662
Parexel International Corp.*	100	2,009
Patterson Cos, Inc.*	400	16,012
Pediatrix Medical Group, Inc.*	100	7,682
Penwest Pharmaceuticals, Co.*	100	1,753
PerkinElmer, Inc.	400	8,148
Perrigo Co.	300	4,293
Pfizer, Inc.	33,100	826,507
Pharmaceutical Product Development, Inc.	200	11,502
Pharmion Corp.*	100	2,181
PolyMedica Corp.	100	3,494
Priority Healthcare Corp.*	100	2,786
Progenics Pharmaceuticals, Inc.*	100	2,371
Protein Design Labs, Inc.*	300	8,400
PSS World Medical, Inc.*	200	2,668
Psychiatric Solutions, Inc.*	100	5,423
Quest Diagnostics, Inc.	500	25,270
RehabCare Group, Inc.*	100	2,052
Renal Care Group, Inc.*	200	9,464
Res-Care, Inc.*	100	1,539
Resmed, Inc.*	100	7,965
Respironics, Inc.*	200	8,436
Rigel Pharmaceuticals, Inc.*	100	2,377
Salix Pharmaceuticals Ltd.*	100	2,125
Schering-Plough Corp.	4,800	101,040
Senomyx, Inc.*	100	1,703
Sepracor, Inc.*	300	17,697
Serologicals Corp.*	100	2,256
SFBC International, Inc.*	100	4,439
Sierra Health Services, Inc.*	100	6,887
SonoSite, Inc.*	100	2,968
St Jude Medical, Inc.*	1,200	56,160
StemCells, Inc.*	200	1,104
STERIS Corp.	200	4,758
Stryker Corp.	1,000	49,430
Sunrise Senior Living, Inc.*	100	6,674
SuperGen, Inc.*	200	1,260
SurModics, Inc.*	100	3,869
Sybron Dental Specialties, Inc.*	100	4,158
Symbion, Inc.*	100	2,587
Tanox, Inc.*	100	1,465
Techne Corp.*	100	5,698
Telik, Inc.*	200	3,272
Tenet Healthcare Corp.*	1,500	16,845
Thermo Electron Corp.*	500	15,450
Thoratec Corp.*	200	3,552
Triad Hospitals, Inc.*	300	13,581
United Surgical Partners International, Inc.*	100	3,911
United Therapeutics Corp.*	100	6,980
UnitedHealth Group, Inc.	4,100	230,420
Universal Health Services, Inc. (Class B)	200	9,526
Valeant Pharmaceuticals International	300	6,024
Varian Medical Systems, Inc.*	400	15,804
Varian, Inc.*	100	3,432
VCA Antech, Inc.*	300	7,656
Ventana Medical Systems, Inc.*	100	3,807
Vertex Pharmaceuticals, Inc.*	300	6,705
Viasys Healthcare, Inc.*	100	2,499
Waters Corp.*	400	16,640
Watson Pharmaceuticals, Inc.*	400	14,644
WellCare Health Plans, Inc.*	100	3,705
WellChoice, Inc.*	100	7,590
WellPoint, Inc.*	2,000	151,640
West Pharmaceutical Services, Inc.	100	2,967
Wright Medical Group, Inc.*	100	2,468
Wyeth	4,400	203,588
Zimmer Holdings, Inc.*	800	55,112
Zymogenetics, Inc.*	100	1,650

		6,804,365

Industrials (3.5%)
3M Co.	2,500	183,400
AAR Corp.*	100	1,718
ABM Industries, Inc.	100	2,081
ABX Air, Inc.*	200	1,640
Actuant Corp. (Class A)	100	4,680
Acuity Brands, Inc.	100	2,967
Adesa, Inc.	300	6,630
Administaff, Inc.	100	3,974
Advisory Board Co. (The)*	100	5,204
AGCO Corp.*	300	5,460
Airtran Holdings, Inc.*	300	3,798
Alaska Air Group, Inc.*	100	2,906
Albany International Corp.	100	3,687
Alexander & Baldwin, Inc.	100	5,324
Alliant Techsystems, Inc.*	100	7,465
Allied Waste Industries, Inc.*	700	5,915
American Power Conversion Corp.	500	12,950
American Standard Cos, Inc.	600	27,930
American Superconductor Corp.*	100	1,035
Ametek, Inc.	200	8,594
AMR Corp.*	500	5,590
AO Smith Corp.	100	2,850
Apogee Enterprises, Inc.	100	1,710
Applied Films Corp.*	100	2,100
Applied Industrial Technologies, Inc.	100	3,588
Arkansas Best Corp.	100	3,487
Armor Holdings, Inc.*	100	4,301
Artesyn Technologies, Inc.*	100	930
Astec Industries, Inc.*	100	2,839
ASV, Inc.*	100	2,265
The accompanying notes are an integral part of the financial statements.

		Market
	Shares	Value
Avery Dennison Corp.	400	$20,956
AVX Corp.	200	2,548
Baldor Electric Co.	100	2,535
Banta Corp.	100	5,089
Barnes Group, Inc.	100	3,586
BE Aerospace, Inc.*	200	3,314
BearingPoint, Inc.*	600	4,554
Blount International, Inc.*	100	1,764
Boeing Co.	4,900	332,955
Bowne & Co., Inc.	100	1,429
Brady Corp. (Class A)	100	3,094
Briggs & Stratton Corp.	200	6,918
Bright Horizons Family Solutions, Inc.*	100	3,840
Brink’s Co. (The)	200	8,212
Bucyrus International, Inc.	100	4,913
Burlington Northern Santa Fe Corp.	1,200	71,760
Carlisle Cos, Inc.	100	6,357
Caterpillar, Inc.	2,200	129,250
Cendant Corp.	3,400	70,176
Central Parking Corp.	100	1,495
Cenveo, Inc.*	200	2,074
Ceradyne, Inc.*	100	3,668
CH Robinson Worldwide, Inc.	300	19,236
ChoicePoint, Inc.*	300	12,951
Cintas Corp.	500	20,525
CIRCOR International, Inc.	100	2,745
Clarcor, Inc.	200	5,744
Clark, Inc.	100	1,683
Clean Harbors, Inc.*	100	3,395
CNF, Inc.	200	10,500
Cogent, Inc.*	100	2,375
Coinstar, Inc.*	100	1,851
Comfort Systems USA, Inc.*	100	881
Continental Airlines, Inc. (Class B)*	200	1,932
Copart, Inc.*	200	4,774
Corporate Executive Board Co.	100	7,798
Corrections Corp of America*	100	3,970
Crane Co.	200	5,948
Crown Holdings, Inc.*	500	7,970
CSX Corp.	700	32,536
Cubic Corp.	100	1,712
Cummins, Inc.	200	17,598
Curtiss-Wright Corp.	100	6,171
Danaher Corp.	800	43,064
Deere & Co.	800	48,960
Deluxe Corp.	200	8,032
DiamondCluster International, Inc.*	100	758
Dolby Laboratories, Inc. (Class A)*	100	1,600
Dollar Thrifty Automotive Group*	100	3,367
Donaldson Co., Inc.	200	6,106
Dover Corp.	700	28,553
DRS Technologies, Inc.	100	4,936
Dun & Bradstreet Corp.*	200	13,174
Duratek, Inc.*	100	1,828
Eagle Materials, Inc.	100	12,137
Eaton Corp.	500	31,775
EDO Corp.	100	3,003
Educate, Inc.*	100	1,500
EGL, Inc.*	100	2,715
ElkCorp.	100	3,577
EMCOR Group, Inc.*	100	5,930
Emerson Electric Co.	1,400	100,520
Energy Conversion Devices, Inc.*	100	4,488
EnerSys*	200	3,034
Engineered Support Systems, Inc.	100	4,104
EnPro Industries, Inc.*	100	3,369
Equifax, Inc.	400	13,976
ESCO Technologies, Inc.*	200	10,014
Esterline Technologies Corp.*	100	3,789
Expeditors International Washington, Inc.	300	17,034
ExpressJet Holdings, Inc.*	200	1,794
Fastenal Co.	200	12,218
Federal Signal Corp.	200	3,418
FedEx Corp.	1,000	87,130
Florida East Coast Industries	100	4,529
Flowserve Corp.*	200	7,270
Fluor Corp.	300	19,314
Forward Air Corp.	100	3,684
Franklin Electric Co., Inc.	100	4,139
Frontier Airlines, Inc.*	100	978
FTI Consulting, Inc.*	100	2,526
G&K Services, Inc. (Class A)	100	3,939
Gardner Denver, Inc.*	100	4,460
GATX Corp.	100	3,955
GenCorp, Inc.*	200	3,730
General Cable Corp.*	100	1,680
General Dynamics Corp.	700	83,685
General Electric Co.	34,600	1,164,982
Genesee & Wyoming, Inc.*	100	3,170
Genlyte Group, Inc.*	100	4,808
Gevity HR, Inc.	100	2,724
Goodrich Corp.	400	17,736
Graco, Inc.	200	6,856
GrafTech International Ltd.*	300	1,629
Granite Construction, Inc.	100	3,824
Greif, Inc. (Class A)	100	6,010
Griffon Corp.*	100	2,460
Gulfmark Offshore, Inc.*	100	3,227
Harsco Corp.	100	6,557
Healthcare Services Group	100	1,925
Heartland Express, Inc.	200	4,068
Heico Corp.	100	2,320
Heidrick & Struggles International, Inc.*	100	3,238
Herman Miller, Inc.	200	6,060
Hewitt Associates, Inc. (Class A) *	100	2,728
The accompanying notes are an integral part of the financial statements.

		Market
	Shares	Value
Hexcel Corp.*	200	$3,658
HNI Corp.	200	12,044
Honeywell International, Inc.	2,800	105,000
HUB Group, Inc. (Class A) *	100	3,671
Hubbell, Inc.(Class B)	200	9,386
Hudson Highland Group, Inc.*	100	2,497
Hughes Supply, Inc.	200	6,520
Identix, Inc.*	300	1,410
IDEX Corp.	200	8,510
II-VI, Inc.*	100	1,774
Illinois Tool Works, Inc.	800	65,864
Imagistics International, Inc.*	100	4,185
Insituform Technologies, Inc.*	100	1,729
Intevac, Inc.*	100	1,031
ITT Industries, Inc.	300	34,080
Jackson Hewitt Tax Service, Inc.	100	2,391
Jacobs Engineering Group, Inc.*	200	13,480
Jacuzzi Brands, Inc.*	300	2,418
JB Hunt Transport Services, Inc.	400	7,604
JetBlue Airways Corp.*	300	5,280
JLG Industries, Inc.	200	7,318
John H Harland, Co.	100	4,440
Joy Global, Inc.	300	15,138
Kadant, Inc.*	100	2,006
Kaman Corp. (Class A)	100	2,045
Kansas City Southern*	300	6,993
Kaydon Corp.	100	2,841
Kelly Services, Inc. (Class A)	100	3,066
Kennametal, Inc.	100	4,904
Kforce, Inc.*	100	1,030
Kirby Corp.*	100	4,943
Knight Transportation, Inc.	100	2,436
Korn/Ferry International*	100	1,639
L-3 Communications Holdings, Inc.	400	31,628
Labor Ready, Inc.*	100	2,565
Lafarge North America, Inc.	100	6,761
Laidlaw International, Inc.	300	7,251
Landstar System, Inc.	200	8,006
LECG Corp.*	100	2,300
Lennox International, Inc.	200	5,482
Lincoln Electric Holdings, Inc.	100	3,940
Lockheed Martin Corp.	1,200	73,248
LoJack Corp.*	100	2,114
LSI Industries, Inc.	100	1,900
Manitowoc Co.	100	5,025
Manpower, Inc.	300	13,317
Masco Corp.	1,400	42,952
Matthews International Corp. (Class A)	100	3,779
Mercury Computer Systems, Inc.*	100	2,625
Metal Management, Inc.	100	2,535
Metals USA, Inc.*	100	2,046
Mettler Toledo International, Inc.*	100	5,098
Mine Safety Appliances Co.	100	3,870
Mobile Mini, Inc.*	100	4,335
Molecular Devices Corp.*	100	2,089
Monster Worldwide, Inc.*	300	9,213
Moog, Inc. (Class A)*	100	2,952
MSC Industrial Direct Co.	200	6,634
Mueller Industries, Inc.	100	2,777
Nalco Holding Co.*	300	5,061
Navigant Consulting, Inc.*	200	3,832
Navistar International Corp.*	200	6,486
NCI Building Systems, Inc.*	100	4,079
NCO Group, Inc.*	100	2,066
Nordson Corp.	100	3,803
Norfolk Southern Corp.	1,300	52,728
Northrop Grumman Corp.	1,200	65,220
NS Group, Inc.*	100	3,925
Old Dominion Freight Line*	100	3,349
Orbital Sciences Corp.*	200	2,500
Owens-Illinois, Inc.*	500	10,310
Paccar, Inc.	600	40,734
Pacer International, Inc.	100	2,636
Pall Corp.	400	11,000
Parker Hannifin Corp.	400	25,724
Pentair, Inc.	300	10,950
Perini Corp.*	100	1,820
PHH Corp.*	200	5,492
Pitney Bowes, Inc.	700	29,218
Power-One Inc.*	300	1,662
Precision Castparts Corp.	400	21,240
Presstek, Inc.*	100	1,298
Quanta Services, Inc.*	400	5,104
RailAmerica, Inc.*	100	1,190
Raven Industries, Inc.	100	2,925
Raytheon Co.	1,500	57,030
Regal-Beloit Corp.	100	3,244
Republic Services, Inc.	400	14,116
Resources Connection, Inc.*	200	5,926
Robert Half International, Inc.	600	21,354
Rockwell Automation, Inc.	600	31,740
Rockwell Collins, Inc.	600	28,992
Rofin-Sinar Technologies, Inc.*	100	3,799
Rollins, Inc.	100	1,952
Roper Industries, Inc.	300	11,787
RR Donnelley & Sons Co.	700	25,949
Ryder System, Inc.	200	6,844
School Specialty, Inc.*	100	4,878
ServiceMaster Co. (The)	1,000	13,540
Shaw Group, Inc. (The)*	300	7,398
Simpson Manufacturing Co., Inc.	100	3,914
Skywest, Inc.	200	5,364
Smurfit-Stone Container Corp.*	800	8,288
Sourcecorp*	100	2,144
Southwest Airlines Co.	2,600	38,610
The accompanying notes are an integral part of the financial statements.

		Market
	Shares	Value
Spherion Corp.*	200	$1,520
SPX Corp.	200	9,190
Stericycle, Inc.*	100	5,715
Stewart & Stevenson Services, Inc.	100	2,385
Strayer Education, Inc.	100	9,452
Superior Essex, Inc.*	100	1,801
Swift Transportation Co., Inc.*	100	1,770
Taser International, Inc.*	200	1,234
Tecumseh Products Co. (Class A)	100	2,152
Teledyne Technologies, Inc.*	100	3,447
Teleflex, Inc.	100	7,050
Terex Corp.*	200	9,886
Tetra Tech, Inc.*	200	3,364
Textron, Inc.	400	28,688
Thomas & Betts Corp.*	200	6,882
Timken Co.	300	8,889
Toro Co.	100	3,676
Tredegar Corp.	100	1,301
Trinity Industries, Inc.	100	4,049
Triumph Group, Inc.*	100	3,717
TTM Technologies, Inc.*	200	1,430
Union Pacific Corp.	5,125	367,463
United Parcel Service, Inc. (Class B)	2,000	138,260
United Rentals, Inc.*	200	3,942
United Stationers, Inc.*	100	4,786
United Technologies Corp.	3,300	171,072
Universal Display Corp.*	100	1,115
Universal Forest Products, Inc.	100	5,732
Universal Technical Institute, Inc.*	100	3,561
UNOVA, Inc.*	200	6,996
URS Corp.*	100	4,039
USG Corp.*	100	6,872
Valmont Industries, Inc.	100	2,936
Viad Corp.	100	2,735
Vicor Corp.	100	1,515
Wabash National Corp.	100	1,966
Wabtec Corp.	200	5,456
Washington Group International, Inc.*	100	5,389
Waste Connections, Inc.*	200	7,016
Waste Management, Inc.	1,800	51,498
Watsco, Inc.	100	5,311
Watson Wyatt & Co. Holdings	100	2,695
Watts Water Technologies, Inc. (Class A)	100	2,885
Werner Enterprises, Inc.	200	3,458
Wright Express Corp.*	100	2,159
WW Grainger, Inc.	300	18,875
Yellow Roadway Corp.*	200	8,284
York International Corp.	100	5,607

		5,250,129

Information Technology (5.3%)
3Com Corp.*	1,300	5,304
Actel Corp.*	100	1,446
Activision, Inc.*	600	12,270
Acxiom Corp.*	300	5,616
Adaptec, Inc.*	400	1,532
ADC Telecommunications, Inc.*	400	9,144
Adobe Systems, Inc.	1,600	47,760
Adtran, Inc.	200	6,300
Advanced Digital Information Corp.*	200	1,880
Advanced Micro Devices, Inc.*	1,300	32,760
Advent Software, Inc.*	100	2,694
Aeroflex, Inc.*	300	2,808
Affiliated Computer Servicesm, Inc. (Class A) *	400	21,840
Agere Systems, Inc.*	600	6,246
Agile Software Corp.*	200	1,434
Agilent Technologies, Inc.*	1,600	52,400
Agilysys, Inc.	100	1,684
Akamai Technologies, Inc.*	400	6,380
Alliance Data Systems Corp.*	300	11,745
Allscripts Healthcare Solutions, Inc.*	100	1,802
Altera Corp.*	1,200	22,932
Altiris, Inc.*	100	1,529
AMIS Holdings, Inc.*	200	2,372
Amkor Technology, Inc.*	400	1,752
Amphenol Corp. (Class A)	300	12,102
Analog Devices, Inc.	1,200	44,568
Andrew Corp.*	500	5,575
Anixter International, Inc.	100	4,033
Ansys, Inc.*	100	3,849
Anteon International Corp.*	100	4,276
Apple Computer, Inc.*	2,700	144,747
Applied Materials, Inc.	5,400	91,584
Applied Micro Circuits Corp.*	1,000	3,000
aQuantive, Inc.*	200	4,026
Ariba, Inc.*	200	1,140
Arrow Electronics, Inc.*	400	12,544
Atmel Corp.*	1,400	2,884
ATMI, Inc.*	100	3,100
Autodesk, Inc.	700	32,508
Automatic Data Processing, Inc.	1,900	81,776
Avaya, Inc.*	1,600	16,480
Aviall, Inc.*	100	3,378
Avid Technology, Inc.*	100	4,140
Avnet, Inc.*	500	12,225
Avocent Corp.*	200	6,328
Axcelis Technologies, Inc.*	300	1,566
BEA Systems, Inc.*	1,200	10,776
Beacon Roofing Supply, Inc.*	100	3,267
Belden CDT, Inc.	200	3,886
Benchmark Electronics, Inc.*	100	3,012
BISYS Group, Inc. (The) *	400	5,372
Black Box Corp.	100	4,196
Blackboard, Inc.*	100	2,501
BMC Software, Inc.*	700	14,770
The accompanying notes are an integral part of the financial statements.

		Market
	Shares	Value
Borland Software Corp.*	300	$1,746
Brightpoint, Inc.*	150	2,871
Broadcom Corp. (Class A) *	900	42,219
Brocade Communications Systems, Inc.*	900	3,672
Brooks Automation, Inc.*	200	2,666
Cabot Microelectronics Corp.*	100	2,938
CACI International, Inc. (Class A) *	100	6,060
Cadence Design Systems, Inc.*	900	14,544
C-COR, Inc.*	200	1,350
CDW Corp.	200	11,784
Ceridian Corp.*	500	10,375
Certegy, Inc.	200	8,004
Checkfree Corp.*	300	11,346
Checkpoint Systems, Inc.*	100	2,372
Ciber, Inc.*	200	1,486
Ciena Corp.*	1,900	5,016
Cirrus Logic, Inc.*	300	2,277
Cisco Systems, Inc.*	21,000	376,530
Citrix Systems, Inc.*	600	15,084
Cognex Corp.	100	3,007
Cognizant Technology Solutions Corp. (Class A) *	400	18,636
Coherent, Inc.*	100	2,928
Cohu, Inc.	100	2,365
CommScope, Inc.*	200	3,468
Computer Associates International, Inc.	9,800	272,538
Computer Sciences Corp.*	5,600	264,936
Compuware Corp.*	1,300	12,350
Comtech Telecommunications Corp.*	100	4,147
Comverse Technology, Inc.*	700	18,389
Concur Technologies, Inc.*	100	1,237
Conexant Systems, Inc.*	1,600	2,864
Convergys Corp.*	500	7,185
Corning, Inc.*	4,600	88,918
CoStar Group, Inc.*	100	4,672
Covansys Corp.*	100	1,596
Credence Systems Corp.*	300	2,394
Cree, Inc.*	200	5,004
CSG Systems International	200	4,342
CTS Corp.	100	1,210
Cymer, Inc.*	100	3,132
Cypress Semiconductor Corp.*	400	6,020
Daktronics, Inc.	100	2,398
Dell, Inc.*	8,000	273,600
Diebold, Inc.	200	6,892
Digital Insight Corp.*	100	2,606
Digital River, Inc.*	100	3,485
Digitas, Inc.*	300	3,408
DSP Group, Inc.*	100	2,566
DST Systems, Inc.*	200	10,966
Dycom Industries, Inc.*	200	4,044
Earthlink, Inc.*	400	4,280
Eclipsys Corp.*	100	1,784
eFunds Corp.*	200	3,766
Electro Scientific Industries, Inc.*	100	2,236
Electronic Arts, Inc.*	1,000	56,890
Electronic Data Systems Corp.	1,700	38,148
Electronics for Imaging *	200	4,588
EMC Corp./Massachusetts *	7,800	100,932
Emulex Corp.*	300	6,063
Entegris, Inc.*	400	4,520
Entrust, Inc.*	200	1,120
Epicor Software Corp.*	200	2,600
Equinix, Inc.*	100	4,165
eResearch Technology, Inc.*	200	2,838
Euronet Worldwide, Inc.*	100	2,959
Exar Corp.*	100	1,402
F5 Networks, Inc.*	100	4,347
Factset Research Systems, Inc.	100	3,524
Fair Isaac Corp.	200	8,960
Fairchild Semiconductor International, Inc.*	400	5,944
FEI Co.*	100	1,925
Filenet Corp.*	100	2,790
First Data Corp.	2,500	100,000
Fiserv, Inc.*	600	27,522
Flir Systems, Inc.*	200	5,916
Formfactor, Inc.*	100	2,282
Freescale Semiconductor, Inc. (Class B) *	1,300	30,654
Gartner, Inc.*	200	2,338
Gateway, Inc.*	900	2,430
Genesis Microchip, Inc.*	100	2,195
Global Imaging Systems, Inc.*	100	3,405
Global Payments, Inc.	100	7,772
Google, Inc. (Class A) *	500	158,230
GSI Commerce, Inc.*	100	1,990
Handleman Co.	100	1,263
Harmonic, Inc.*	300	1,746
Harris Corp.	400	16,720
Helix Technology Corp.	100	1,475
Hewlett-Packard Co.	17,500	511,000
Hutchinson Technology, Inc.*	100	2,612
Hyperion Solutions Corp.*	100	4,865
IDX Systems Corp.*	100	4,318
IKON Office Solutions, Inc.	400	3,992
Imation Corp.	100	4,287
Informatica Corp.*	300	3,606
infoUSA, Inc.*	100	1,062
Ingram Micro, Inc.*	400	7,416
Integrated Device Technology, Inc.*	660	7,088
Integrated Silicon Solutions, Inc.*	100	840
Intel Corp.	20,200	497,930
Intergraph Corp.*	100	4,471
Intermix Media, Inc.*	100	1,196
International Business Machines Corp.	5,300	425,166
International Rectifier Corp.*	200	9,016
Internet Capital Group, Inc.*	100	881
The accompanying notes are an integral part of the financial statements.

		Market
	Shares	Value
Internet Security Systems *	100	$2,401
Intersil Corp. (Class A)	500	10,890
Inter-Tel, Inc.	100	2,100
InterVoice, Inc.*	100	901
Interwoven, Inc.*	200	1,634
Intuit, Inc.*	500	22,405
Ipass, Inc.*	200	1,076
Iron Mountain, Inc.*	400	14,680
Itron, Inc.*	100	4,566
j2 Global Communications, Inc.*	100	4,042
Jabil Circuit, Inc.*	500	15,460
Jack Henry & Associates, Inc.	200	3,880
JDA Software Group, Inc.*	100	1,518
JDS Uniphase Corp.*	4,600	10,212
Kanbay International, Inc.*	100	1,880
Keane, Inc.*	200	2,286
Kemet Corp.*	300	2,514
Kla-Tencor Corp.	600	29,256
Komag, Inc.*	100	3,196
Kopin Corp.*	200	1,390
Kronos, Inc./Massachusetts *	100	4,464
Kulicke & Soffa Industries, Inc.*	200	1,450
Lam Research Corp.*	500	15,235
Lattice Semiconductor Corp.*	400	1,712
Lawson Software, Inc.*	200	1,388
Lexar Media, Inc.*	300	1,920
Lexmark International, Inc. (Class A) *	400	24,420
Linear Technology Corp.	1,000	37,590
Lionbridge Technologies *	200	1,350
Littelfuse, Inc.*	100	2,813
LSI Logic Corp.*	1,300	12,805
LTX Corp.*	200	844
Lucent Technologies, Inc.*	14,400	46,800
Macromedia, Inc.*	200	8,134
Macrovision Corp.*	200	3,820
Magma Design Automation, Inc.*	100	812
Manhattan Associates, Inc.*	100	2,320
Mantech International Corp. (Class A) *	100	2,641
Mattson Technology, Inc.*	200	1,502
Maxim Integrated Products, Inc.	1,100	46,915
MAXIMUS, Inc.	100	3,575
Maxtor Corp.*	800	3,520
McAfee, Inc.*	500	15,710
McData Corp. (Class A) *	400	2,096
MEMC Electronic Materials, Inc.*	500	11,395
Mentor Graphics Corp.*	300	2,580
Mercury Interactive Corp.*	300	11,880
Methode Electronics, Inc.	100	1,152
Micrel, Inc.*	200	2,246
Microchip Technology, Inc.	700	21,084
Micromuse, Inc.*	300	2,364
Micron Technology, Inc.*	1,900	25,270
Micros Systems, Inc.*	100	4,375
Microsemi Corp.*	200	5,108
Microsoft Corp.	38,325	986,102
MicroStrategy, Inc.*	100	7,029
Microtune, Inc.*	200	1,246
Midway Games, Inc.*	100	1,519
MKS Instruments, Inc.*	100	1,723
Mobility Electronics, Inc.*	100	1,066
Molex, Inc.	500	13,340
MoneyGram International, Inc.	300	6,513
Motorola, Inc.	8,000	176,720
MPS Group, Inc.*	300	3,540
MRO Software, Inc.*	100	1,684
MTS Systems Corp.	100	3,777
National Instruments Corp.	200	4,928
National Semiconductor Corp.	1,100	28,930
NAVTEQ Corp.*	300	14,985
NCR Corp.*	600	19,146
Netgear, Inc.*	100	2,406
NetIQ Corp.*	200	2,448
Network Appliance, Inc.*	1,200	28,488
Newport Corp.*	100	1,393
Novell, Inc.*	1,200	8,940
Novellus Systems, Inc.*	400	10,032
Nvidia Corp.*	600	20,568
Omnivision Technologies, Inc.*	200	2,524
ON Semiconductor Corp.*	500	2,585
Open Solutions, Inc.*	100	2,182
Openwave Systems, Inc.*	200	3,596
Opsware, Inc.*	300	1,557
Oracle Corp.*	12,300	152,397
Packeteer, Inc.*	100	1,255
Palm, Inc.*	100	2,833
Parametric Technology Corp.*	900	6,273
Park Electrochemical Corp.	100	2,665
Paxar Corp.*	100	1,685
Paychex, Inc.	1,100	40,788
PDF Solutions, Inc.*	100	1,660
Perot Systems Corp. (Class A) *	300	4,245
Per-Se Technologies, Inc.*	100	2,066
Photon Dynamics, Inc.*	100	1,915
Photronics, Inc.*	100	1,940
Pixar *	200	8,902
Pixelworks, Inc.*	200	1,318
Plantronics, Inc.	200	6,162
Plexus Corp.*	100	1,709
PMC — Sierra Inc.*	600	5,286
Polycom, Inc.*	300	4,851
Portalplayer, Inc.*	100	2,743
Power Integrations, Inc.*	100	2,175
Powerwave Technologies, Inc.*	300	3,897
Progress Software Corp.*	100	3,177
QLogic Corp.*	300	10,260
The accompanying notes are an integral part of the financial statements.

		Market
	Shares	Value
Qualcomm, Inc.	5,300	$237,175
Quantum Corp.*	600	1,854
Quest Software, Inc.*	200	3,014
Radisys Corp.*	100	1,940
Rambus, Inc.*	300	3,630
RealNetworks, Inc.*	400	2,284
Red Hat, Inc.*	600	12,714
Reynolds & Reynolds, Co. (The)	200	5,482
RF Micro Devices, Inc.*	600	3,390
Rogers Corp.*	100	3,870
RSA Security, Inc.*	200	2,542
S1 Corp.*	300	1,173
Sabre Holdings Corp. (Class A)	400	8,112
Salesforce.com, Inc.*	200	4,624
SanDisk Corp.*	600	28,950
Sanmina-SCI Corp.*	1,700	7,293
Sapient Corp.*	300	1,875
ScanSoft, Inc.*	300	1,599
Scientific-Atlanta, Inc.	500	18,755
Secure Computing Corp.*	100	1,135
Semtech Corp.*	200	3,294
Serena Software, Inc.*	100	1,993
Siebel Systems, Inc.	1,700	17,561
Sigmatel, Inc.*	100	2,024
Silicon Image, Inc.*	300	2,667
Silicon Laboratories, Inc.*	100	3,039
Silicon Storage Technology, Inc.*	300	1,614
Sirf Technology Holdings, Inc.*	100	3,013
Skyworks Solutions, Inc.*	500	3,510
Sohu.com, Inc.*	100	1,713
Solectron Corp.*	3,200	12,512
Sonic Solutions, Inc.*	100	2,150
SonicWALL, Inc.*	200	1,270
SPSS, Inc.*	100	2,400
SRA International, Inc. (Class A) *	100	3,548
SS&C Technologies, Inc.	100	3,664
Standard Microsystems Corp.*	100	2,991
Sun Microsystems, Inc.*	11,100	43,512
Sybase, Inc.*	300	7,026
Symantec Corp.*	3,900	88,374
Symbol Technologies, Inc.	800	7,744
Symmetricom, Inc.*	200	1,548
Synaptics, Inc.*	100	1,880
Synopsys, Inc.*	500	9,450
Take-Two Interactive Software, Inc.*	200	4,418
Talx Corp.*	100	3,279
Tech Data Corp.*	200	7,342
Technitrol, Inc.	100	1,532
Tektronix, Inc.	300	7,569
TeleTech Holdings, Inc.*	100	1,002
Tellabs, Inc.*	1,500	15,780
Teradyne, Inc.*	600	9,900
Tessera Technologies, Inc.*	100	2,991
Texas Instruments, Inc.	5,400	183,060
THQ, Inc.*	150	3,198
TIBCO Software, Inc.*	700	5,852
Total System Services, Inc.	100	2,331
Transaction Systems Architects, Inc.*	100	2,785
Trident Microsystems, Inc.*	100	3,181
Trimble Navigation Ltd.*	200	6,738
Triquint Semiconductor, Inc.*	500	1,760
Trizetto Group *	100	1,412
Ultimate Software Group, Inc.*	100	1,842
Ultratech, Inc.*	100	1,559
Unisys Corp.*	1,100	7,304
United Online, Inc.	200	2,770
Utstarcom, Inc.*	300	2,451
Valueclick, Inc.*	300	5,127
Varian Semiconductor Equipment Associates, Inc.*	100	4,237
Veeco Instruments, Inc.*	100	1,604
VeriFone Holdings, Inc.*	100	2,011
VeriSign, Inc.*	900	19,233
Verity, Inc.*	100	1,062
Viasat, Inc.*	100	2,565
Vignette Corp.*	100	1,591
Vishay Intertechnology, Inc.*	800	9,560
Vitesse Semiconductor Corp.*	800	1,504
WebEx Communications, Inc.*	100	2,451
webMethods, Inc.*	200	1,414
Websense, Inc.*	100	5,121
WESCO International, Inc.*	100	3,387
Western Digital Corp.*	700	9,051
Wind River Systems, Inc.*	200	2,586
Witness Systems, Inc.*	100	2,089
Xerox Corp.*	3,100	42,315
Xilinx, Inc.	1,100	30,635
Yahoo!, Inc.*	3,900	131,976
Zebra Technologies Corp.*	200	7,818
Zoran Corp.*	100	1,430

		7,735,825

Materials (1.0%)
Air Products & Chemicals, Inc.	700	38,598
Airgas, Inc.	200	5,926
AK Steel Holding Corp.*	400	3,428
Albemarle Corp.	100	3,770
Alcoa, Inc.	2,800	68,376
Aleris International, Inc.*	100	2,745
Allegheny Technologies, Inc.	300	9,294
Alpha Natural Resources, Inc.*	100	3,004
AMCOL International Corp.	100	1,907
Aptargroup, Inc.	100	4,981
Arch Chemicals, Inc.	100	2,325
Ashland, Inc.	200	11,048
Ball Corp.	400	14,696
Bemis Co.	400	9,880
The accompanying notes are an integral part of the financial statements.

		Market
	Shares	Value
Bowater, Inc.	200	$5,654
Brush Engineered Materials, Inc.*	100	1,588
Cabot Corp.	200	6,602
Caraustar Industries, Inc.*	100	1,098
Carpenter Technology Corp.	100	5,861
Celanese Corp. (Class A)	200	3,450
Century Aluminum Co.*	100	2,248
Chaparral Steel Co.*	100	2,522
Chemtura Corp.	800	9,936
Chesapeake Corp.	100	1,839
Cleveland-Cliffs, Inc.	100	8,711
Coeur d’Alene Mines Corp.*	800	3,384
Commercial Metals Co.	200	6,748
Compass Minerals International, Inc.	100	2,300
Consol Energy, Inc.	300	22,881
Cytec Industries, Inc.	100	4,338
Dow Chemical Co. (The)	3,100	129,177
Eastman Chemical Co.	300	14,091
Ecolab, Inc.	600	19,158
EI Du Pont de Nemours & Co.	3,200	125,344
Engelhard Corp.	400	11,164
Ferro Corp.	100	1,832
Florida Rock Industries, Inc.	200	12,818
FMC Corp.*	100	5,722
Foundation Coal Holdings, Inc.	100	3,845
Freeport-McMoRan Copper & Gold, Inc. (Class B)	600	29,154
Georgia Gulf Corp.	100	2,408
Georgia-Pacific Corp.	800	27,248
Gibraltar Industries, Inc.	100	2,287
Glatfelter	200	2,818
HB Fuller Co.	100	3,108
Headwaters, Inc.*	100	3,740
Hecla Mining Co.*	400	1,752
Hercules, Inc.*	400	4,888
Huntsman Corp.*	200	3,910
International Flavors & Fragrances, Inc.	300	10,692
International Paper Co.	1,600	47,680
Longview Fibre Co.	200	3,898
Louisiana-Pacific Corp.	400	11,076
Lubrizol Corp.	200	8,666
Lyondell Chemical Co.	700	20,034
MacDermid, Inc.	100	2,626
Martin Marietta Materials, Inc.	200	15,692
MeadWestvaco Corp.	700	19,334
Minerals Technologies, Inc.	100	5,721
Monsanto Co.	900	56,475
Mosaic Co. (The) *	400	6,408
Myers Industries, Inc.	100	1,164
Neenah Paper, Inc.	100	2,930
NewMarket Corp.*	100	1,734
Newmont Mining Corp.	1,300	61,321
Nucor Corp.	500	29,495
Olin Corp.	200	3,798
OM Group, Inc.*	100	2,013
Oregon Steel Mills, Inc.*	100	2,790
Packaging Corp. of America	200	3,882
Pactiv Corp.*	500	8,760
Phelps Dodge Corp.	300	38,979
PolyOne Corp.*	300	1,818
Potlatch Corp.	100	5,212
PPG Industries, Inc.	600	35,514
Praxair, Inc.	1,100	52,723
Quanex Corp.	100	6,622
Reliance Steel & Aluminum Co.	100	5,293
Rock-Tenn Co. (Class A)	100	1,510
Rohm & Haas Co.	500	20,565
Royal Gold, Inc.	100	2,687
RPM International, Inc.	400	7,360
RTI International Metals, Inc.*	100	3,935
Ryerson Tull, Inc.	100	2,130
Schnitzer Steel Industries, Inc.	100	3,257
Schulman A, Inc.	100	1,795
Schweitzer-Mauduit International, Inc.	100	2,232
Scotts Miracle-Gro Co. (The)	100	8,793
Sealed Air Corp.*	300	14,238
Sensient Technologies Corp.	200	3,790
Sigma-Aldrich Corp.	200	12,812
Sonoco Products Co.	300	8,193
Southern Peru Copper Corp.	100	5,596
Spartech Corp.	100	1,954
Steel Dynamics, Inc.	100	3,396
Stillwater Mining Co.*	100	915
Symyx Technologies, Inc.*	100	2,612
Temple-Inland, Inc.	400	16,340
Terra Industries, Inc.*	300	1,995
Texas Industries, Inc.	100	5,440
UAP Holding Corp.	100	1,810
United States Steel Corp.	400	16,940
USEC, Inc.	300	3,348
Valspar Corp.	400	8,944
Vulcan Materials Co.	300	22,263
Wausau Paper Corp.	100	1,251
Weyerhaeuser Co.	800	55,000
Worthington Industries	200	4,206
WR Grace & Co.*	200	1,790

		1,393,049

Telecommunications (1.0%)
Alamosa Holdings, Inc.*	400	6,844
Alltel Corp.	1,100	71,621
American Tower Corp. (Class A) *	1,300	32,435
Arris Group, Inc.*	300	3,558
AT&T Corp.	2,600	51,480
Atheros Communications, Inc.*	100	976
BellSouth Corp.	5,900	155,170
The accompanying notes are an integral part of the financial statements.

		Market
	Shares	Value
Broadwing Corp.*	200	$998
Centennial Communications Corp.*	100	1,498
CenturyTel, Inc.	400	13,992
Cincinnati Bell, Inc.*	800	3,528
Citizens Communications Co.	1,100	14,905
Commonwealth Telephone Enterprises, Inc.	100	3,770
Crown Castle International Corp.*	700	17,241
Dobson Communications Corp.*	400	3,072
Essex Corp.*	100	2,167
Extreme Networks *	400	1,780
Fairpoint Communications, Inc.	100	1,463
Foundry Networks, Inc.*	400	5,080
General Communication (Class A) *	200	1,980
Golden Telecom, Inc.	100	3,157
Hypercom Corp.*	200	1,304
IDT Corp. (Class B) *	200	2,438
Interdigital Communications Corp.*	200	3,928
Iowa Telecommunications Services, Inc.	100	1,682
Ixia *	100	1,471
Juniper Networks, Inc.*	1,800	42,822
Level 3 Communications, Inc.*	2,300	5,336
Mastec, Inc.*	100	1,090
MCI, Inc.	900	22,833
Nextel Partners, Inc. (Class A) *	500	12,550
NII Holdings, Inc.*	200	16,890
North Pittsburgh Systems, Inc.	100	2,041
Novatel Wireless, Inc.*	100	1,447
NTL, Inc.*	300	20,040
PanAmSat Holding Corp.	200	4,840
Premiere Global Services, Inc.*	200	1,636
Price Communications Corp.*	200	3,290
Qwest Communications International, Inc.*	4,900	20,090
RCN Corp.*	100	2,122
Redback Networks, Inc.*	200	1,984
SafeNet, Inc.*	100	3,631
SBA Communications Corp. (Class A) *	200	3,090
SBC Communications, Inc.	10,700	256,479
Sonus Networks, Inc.*	800	4,640
Sprint Nextel Corp.	9,000	214,020
SureWest Communications	100	2,868
Sycamore Networks, Inc.*	600	2,262
Syniverse Holdings, Inc.*	100	1,540
Tekelec *	200	4,190
Telephone & Data Systems, Inc.	400	15,600
Telewest Global, Inc.*	800	18,360
Time Warner Telecom, Inc. (Class A) *	200	1,560
Ubiquitel, Inc.*	300	2,622
US Cellular Corp.*	100	5,342
USA Mobility, Inc.	100	2,698
Valor Communications Group, Inc.	100	1,363
Verizon Communications, Inc.	9,000	294,210
West Corp.*	100	3,739
Wireless Facilities, Inc.*	200	1,160

		1,405,923

Utilities (1.3%)
AES Corp. (The) *	2,100	34,503
AGL Resources, Inc.	300	11,133
Allegheny Energy, Inc.*	500	15,360
Allete, Inc.	100	4,581
Alliant Energy Corp.	400	11,652
Ameren Corp.	600	32,094
American Electric Power Co., Inc.	1,200	47,640
American States Water Co.	100	3,346
Aqua America, Inc.	300	11,406
Aquila, Inc.*	800	3,168
Atmos Energy Corp.	300	8,475
Avista Corp.	200	3,880
Black Hills Corp.	100	4,337
California Water Service Group	100	4,120
Calpine Corp.*	1,800	4,662
Centerpoint Energy, Inc.	1,000	14,870
CH Energy Group, Inc.	100	4,748
Cinergy Corp.	600	26,646
Cleco Corp.	200	4,716
CMS Energy Corp.*	700	11,515
Consolidated Edison, Inc.	800	38,840
Constellation Energy Group, Inc.	600	36,960
Dominion Resources, Inc./Viriginia	1,100	94,754
DPL, Inc.	400	11,120
DTE Energy Co.	600	27,516
Duke Energy Corp.	3,000	87,510
Duquesne Light Holdings, Inc.	300	5,163
Dynegy, Inc. (Class A) *	1,000	4,710
Edison International	1,100	52,008
El Paso Electric Co.*	200	4,170
Empire District Electric Co. (The)	100	2,287
Energen Corp.	200	8,652
Energy East Corp.	500	12,595
Entergy Corp.	700	52,024
Equitable Resources, Inc.	400	15,624
Exelon Corp.	2,200	117,568
FirstEnergy Corp.	1,100	57,332
FPL Group, Inc.	1,300	61,880
Great Plains Energy, Inc.	200	5,982
Hawaiian Electric Industries, Inc.	300	8,364
Idacorp, Inc.	100	3,013
KeySpan Corp.	500	18,390
Laclede Group, Inc. (The)	100	3,249
MDU Resources Group, Inc.	400	14,260
MGE Energy, Inc.	100	3,651
National Fuel Gas Co.	300	10,260
New Jersey Resources Corp.	100	4,598
Nicor, Inc.	100	4,203
NiSource, Inc.	900	21,825
The accompanying notes are an integral part of the financial statements.

		Market
	Shares	Value
Northeast Utilities	400	$7,980
Northwest Natural Gas Co.	100	3,722
NorthWestern Corp.	100	3,019
NRG Energy, Inc.*	300	12,780
NSTAR	400	11,568
OGE Energy Corp.	300	8,430
Oneok, Inc.	300	10,206
Otter Tail Corp.	100	3,094
Peoples Energy Corp.	100	3,938
Pepco Holdings, Inc.	600	13,962
PG&E Corp.	1,200	47,100
Piedmont Natural Gas Co.	300	7,551
Pinnacle West Capital Corp.	300	13,224
PNM Resources, Inc.	200	5,734
PPL Corp.	1,200	38,796
Progress Energy, Inc.	800	35,800
Public Service Enterprise Group, Inc.	800	51,488
Puget Energy, Inc.	300	7,044
Questar Corp.	300	26,436
Reliant Energy, Inc.*	1,000	15,440
SCANA Corp.	400	16,896
Sempra Energy	800	37,648
Sierra Pacific Resources *	400	5,940
South Jersey Industries, Inc.	100	2,914
Southern Co. (The)	2,400	85,824
Southern Union Co.*	300	7,731
Southwest Gas Corp.	100	2,739
TECO Energy, Inc.	700	12,614
TXU Corp.	800	90,304
UGI Corp.	300	8,445
Unisource Energy Corp.	100	3,324
Vectren Corp.	300	8,505
Westar Energy, Inc.	300	7,239
WGL Holdings, Inc.	200	6,426
Wisconsin Energy Corp.	4,175	166,666
WPS Resources Corp.	100	5,780
Xcel Energy, Inc.	1,300	25,493

		1,873,160

Total Common Stocks (Active & Passive Domestic Equities)
(Cost—$50,372,666)		51,395,556

Investment Companies (Active International Equities) (8.9%)
Ares Corp.	100	1,628
Longleaf Partners International Fund	388,292	6,620,370
Oakmark International Fund	276,713	6,508,301
Total Investment Companies (Active International Equities)

(Cost—$13,001,717)		13,130,299

Partnership (Active Domestic Equity) (5.1%)
ValueAct Capital Partners L.P. (c)
(Cost—$7,300,000)	7,300,000	7,414,345

TOTAL EQUITY INVESTMENTS
(Cost—$70,674,383)		71,940,200

	Principal
	Amount
FIXED INCOME INVESTMENTS (9.7%)
Asset Backed Corporates (0.2%)
Chase Issuance Trust, Series 05-A7, Class A7, 4.55%, 3/15/13	$300,000	299,109

Collateralized Mortgage Obligations (0.4%)
Bank of America Large Loan, Series 05-ESA, Class A1, 4.05%, due 7/14/08 (d)	150,000	150,000
GE Capital Commerical Mortgage Corp., Series 05-Cl, Class A2, 4.353%,06/10/48	400,000	392,440

		542,440

Corporate Bonds (1.0%)
Consumer Discretionary (.2%)
AOL Time Warner, Inc., 7.70%, 5/1/32	60,000	71,035
AOL Times Warner, Inc., 6.875%, 5/1/12	40,000	43,715
Comcast Cable Communications Holdings, Inc., 8.375%, 3/15/13	40,000	47,327
Wal-Mart Stores, Inc., 5.25%, 9/1/35	70,000	67,741

		229,819

Consumer Staples (0.0%)
Kellog Co., Series B, 7.45%, due 4/1/31	30,000	37,774

Energy (0.0%)
Devon Financing Corp., 6.875%, due 9/30/11	50,000	54,961

Financials (0.5%)
CIT Group Co. of Canada, 4.65%, 7/1/10 (e)	50,000	49,430
Countrywide Financial, 4.00%, 3/22/11	60,000	56,999
Credit Suisse FB USA, Inc., 4.875, 8/15/10	30,000	30,021
EOP Operating LP, 4.75%, 3/15/14	50,000	48,155
EOP Operating LP, 5.875%, 1/15/13	50,000	51,680
General Electric Capital Corp., 4.875%, 3/4/15	40,000	39,839
Goldman Sachs Group LP, 4.5%, 6/15/10	90,000	88,567
Household Finance Corp., 4.125%, 11/16/09	60,000	58,431
HSBC Finance Corp., 5.0%, 6/30/15	70,000	68,844
International Lease Finance Corp., 4.35%, 9/15/08	60,000	59,164
Lehman Brothers Holdings, 4.50%, 7/26/10	50,000	49,318
Simon Property Group LP, 6.375%, 11/15/07	80,000	82,379
SLM Corp., 5.375%, 5/15/14	70,000	71,643

		754,471

Health Care (0.0%)
Shering Plough Corp., 6.5%, 12/1/33	30,000	34,626
Anthem, Inc., 6.80%, 8/1/12	13,000	14,337

		48,962

Industrials (0.0%)
Waste Management, Inc., 7.375%, 8/1/10	50,000	54,983

The accompanying notes are an integral part of the financial statements.

	Principal	Market
	Amount	Value
Materials (0.0%)
BHP Billiton Finance USA Ltd.,4.8%, 4/15/13	10,000	$9,943
Weyerhaeuser Co., 6.75%,3/15/12	10,000	10,806

		20,749

Telecommunciation Services (0.2%)
Deutsche Telekom International Finance B.V., 8.50%, 6/15/10	40,000	45,349
Motorola, Inc., 7.625%, 11/15/20	18,000	20,372
Sprint Capital Corp., 8.375%, 3/15/12	40,000	47,074
Telecom Italia Capital SA, 4.78%, 10/1/10	40,000	39,618
Telecom Italia Capital SA, 5.25%, 11/15/13	50,000	49,646
Verizon Global Funding Corp., 5.85%, 9/15/35	40,000	39,338
Vodafone Group PLC, 7.75%, 2/15/10	40,000	44,617

		286,012

Utilities (0.1%)
KeySpan Corp., 7.625%, 11/15/10	40,000	45,115
Nisource Finance Corp., 5.40%, 7/15/14	50,000	50,338
Pacific Gas & Electric Co., 6.05%, 3/1/34	40,000	41,616
PPL Energy Suppy LLC, Series A, 6.40% , 11/1/11	30,000	32,211

		169,279

U.S. Government Securities (8.1%)
U.S. Treasury Bonds (0.5%)
6.125%, due 11/15/27	420,000	506,773
6.25%, due 08/15/23	160,000	191,319

		698,092

U.S. Treasury Notes (3.1%)
2.875%, due 11/30/06	770,000	758,961
3.75%, due 05/15/08	1,070,000	1,058,548
3.875%, due 02/15/13	800,000	779,406
4.00%, due 02/15/15	810,000	788,485
4.00%, due 04/15/10	1,060,000	1,050,352
4.25%, due 08/15/15	140,000	139,125

		4,574,877

Federal Home Loan Mortgage Corp. (0.4%)
3.875%, due 06/15/08	340,000	335,456
4.375%, due 7/15/15	160,000	156,268
6.25%, due 7/15/32	60,000	71,658

		563,382

Federal National Mortgage Association (4.1%)
2.375%, due 02/15/07	630,000	613,362
4.125%, due 05/15/10	410,000	402,866
5.00%, due 10/15/35 TBA	1,500,000	1,468,125
5.50%, due 10/15/32 TBA	2,000,000	1,998,750
6.00%, due 10/15/35 TBA	1,500,000	1,524,843

		6,007,946

TOTAL FIXED INCOME INVESTMENTS
(Cost—$14,467,501)		14,342,856

SHORT-TERM INVESTMENTS (13.9%)
Commercial Paper (0.4%)
J.P. Morgan Chase & Co.
3.24%, due 10/03/05	565,926	565,926

Discount Notes (9.8%)
Federal Agricultural Mortgage Corp.
3.18%, due 10/03/05 (a)	3,000,000	2,999,205

Federal Farm Credit Bank
3.57%, due 10/14/05 (a)	2,800,000	2,796,113

Federal Home Loan Bank
3.61%-3.63%, due 10/19/05-12/09/05 (a)	2,125,000	2,115,776

Federal Home Loan Mortgage Corp. (2.0%)
3.74%, due 11/22/05 (a)	2,900,000	2,884,118

Federal National Mortgage Association
3.62%, due 10/14/05 (a)	2,900,000	2,895,929

International Bank for Reconstruction & Development
4.84%, due 10/03/05 (a)	700,000	699,718

U.S. Treasury Securities (3.7%)
U.S. Treasury Bills
3.12%-3.67%, due 12/08/05-02/23/06 (a)(b)	5,514,000	5,436,215

TOTAL SHORT-TERM INVESTMENTS
(Cost—$20,393,682)		20,393,000

TOTAL INVESTMENTS (72.6%)
(Cost—$105,535,566)		106,676,056
Other Assets less Liabilities *** (27.4%)		40,226,086

NET ASSETS (100.0%)		$146,902,142

*	Non-income producing security.

**	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

***	Includes cash held for pending investments.

(a)	Zero coupon security — rate disclosed is yield as of September 30, 2005.

(b)	All or portion of the security was pledged to cover margin requirements for futures contracts.

(c)	Security was valued at fair value — At September 30, 2005, the Fund held $7,414,345 of fair valued securities, representing 5.1% of net assets.

(d)	Floating Rate Security. Rate disclosed is as of September 30, 2005.

(e)	Security may be offered and sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
TBA — Security is subject to delayed delivery.
The accompanying notes are an integral part of the financial statements.

Futures Contracts:
     Kiewit Investment Fund LLLP had the following futures contract(s) open at period end:

	Number			Net Unrealized
	of		Expiration	Appreciation
	Contracts	Value	Date	(Depreciation)
Long:
E-mini Russell 2000 Index	1	$672	Dec - 05	$(1,123)
E-mini S&P 500 Index	4	2,469	Dec - 05	(1,699)
E-mini S&P MidCap Index	1	721	Dec - 05	(441)

				$(3,263)

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for semi-annual reports.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable — Required disclosure beginning with fiscal year end 12/31/05.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

				(d) Maxium Number
				(or Approximate
			(c) Total Number of	Dollar Value) of
			Shares (or Units)	Shares (or Units) that
	(a) Total Number of	(b) Average Price	Purchased as Part of	May Yet Be Purchased
	Shares (or Units)	Paid per Share (or	Publicly Announced	Under the Plans or
Period	Purchased	Unit)	Plans or Programs	Programs
August 2005*	0	0	0	0
September 2005	0	0	0	0
Total	0	0	0	0

*	Fund commenced operations on Aug. 24, 2005.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	Code of Ethics — Not applicable for semi-annual reports.

(b)	A separate certification for each principal executive officer and principal officer of the registrant are attached as part of EX-99 CERT.

SIGNATURES
[See General Instruction F]
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Kiewit Investment Fund LLLP

By	/s/ Denise A. Meredith
Denise A. Meredith, Treasurer
Date 12/6/2005
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Denise A. Meredith
Denise A. Meredith, Treasurer
Date 12/6/2005

By	/s/ Robert L. Giles, Jr.
Robert L. Giles, Jr., President
Date 12/6/2005